UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08915

Exact name of registrant as specified in charter:	Target Asset Allocation Funds

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2011

Date of reporting period:	10/31/2010

Item 1.	Schedule of Investments

Target Conservative Allocation Fund

Schedule of Investments

as of October 31, 2010 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 99.5%
COMMON STOCKS 39.8%
Aerospace & Defense 1.3%
337	AAR Corp.(a)	$7,427
3,851	Boeing Co. (The)	272,035
1,700	Embraer-Empresa Brasileira de Aeronautica SA, ADR (Brazil)	49,045
5,674	General Dynamics Corp.	386,513
1,250	Goodrich Corp.	102,588
1,427	Hexcel Corp.(a)	25,358
2,400	Lockheed Martin Corp.	171,096
253	Moog, Inc. (Class A Stock)(a)	9,513
4,000	Northrop Grumman Corp.	252,840
179	Teledyne Technologies, Inc.(a)	7,441
175	TransDigm Group, Inc.(a)	11,597
276	Triumph Group, Inc.	23,071
3,911	United Technologies Corp.	292,425

		1,610,949

Air Freight & Logistics 0.2%
349	Atlas Air Worldwide Holdings, Inc.(a)	18,239
2,548	FedEx Corp.	223,510

		241,749

Airlines
2,981	JetBlue Airways Corp.(a)	20,807

Auto Components 0.2%
5,350	Johnson Controls, Inc.	187,892

Auto Parts & Equipment 0.1%
1,773	ArvinMeritor, Inc.(a)	29,396
1,075	Tenneco, Inc.(a)	35,067
863	WABCO Holdings, Inc.(a)	40,060

		104,523

Automobile Manufacturers 0.1%
840	Bayerische Motoren Werke AG (Germany)	60,221
960	Ford Motor Co.(a)	13,565

		73,786

Automobiles 0.1%
2,300	Harley-Davidson, Inc.	70,564

Automotive Parts
2,573	American Axle & Manufacturing Holdings, Inc.(a)	23,723

Beverages 0.5%
2,000	Anheuser-Busch InBev NV, ADR (Belgium)	125,800
3,490	Coca-Cola Co. (The)	214,007
1,480	Heineken NV (Netherlands)	75,021
1,300	Molson Coors Brewing Co. (Class B Stock)	61,399

2,238	PepsiCo, Inc.	146,141

		622,368

Biotechnology 0.3%
390	Alexion Pharmaceuticals, Inc.(a)	26,637
2,699	Amgen, Inc.(a)	154,356
330	Genzyme Corp.(a)	23,803
3,640	Gilead Sciences, Inc.(a)	144,399
747	Seattle Genetics, Inc.(a)	12,243

		361,438

Building Products
500	A.O. Smith Corp.	28,015

Business Services 0.2%
574	FTI Consulting, Inc.(a)	20,354
830	ICON PLC, ADR (Ireland)(a)	16,060
1,028	MasterCard, Inc. (Class A Stock)	246,782

		283,196

Capital Markets 0.8%
3,200	Apollo Investment Corp.	35,168
2,450	Ares Capital Corp.	41,013
1,775	Fifth Street Finance Corp.	20,945
4,634	Goldman Sachs Group, Inc. (The)	745,842
450	KBW, Inc.	11,385
2,325	MF Global Holdings Ltd.(a)	18,205
2,500	Morgan Stanley	62,175
1,200	State Street Corp.	50,112
600	Waddell & Reed Financial, Inc. (Class A Stock)	17,442

		1,002,287

Chemicals 1.6%
1,517	Air Products & Chemicals, Inc.	128,899
3,000	Celanese Corp. (Class A Stock)	106,950
19,595	Dow Chemical Co. (The)	604,114
3,642	Huntsman Corp.	50,442
965	Intrepid Potash, Inc.(a)	33,128
650	Kraton Performance Polymers, Inc.(a)	21,099
6,126	PPG Industries, Inc.	469,864
5,773	Praxair, Inc.	527,306
1,044	Scotts Miracle-Gro Co. (The) (Class A Stock)	55,750
1,125	Sensient Technologies Corp.	36,349
372	Valspar Corp. (The)	11,941

		2,045,842

Commercial Banks 1.5%
2,275	Associated Banc-Corp.	28,824
250	Danvers Bancorp, Inc.	3,758
8,720	Fifth Third Bancorp	109,523
1,005	FirstMerit Corp.	17,266
1,275	ICICI Bank Ltd., ADR (India)	67,039
1,307	Northern Trust Corp.	64,866
12,449	PNC Financial Services Group, Inc.	671,001

800	Prosperity Bancshares, Inc.	24,872
6,400	Regions Financial Corp.	40,320
100	Territorial Bancorp, Inc.	1,697
343	Trustmark Corp.	7,577
275	UMB Financial Corp.	10,191
326	United Bankshares, Inc.	8,711
125	United Financial Bancorp, Inc.	1,693
32,700	Wells Fargo & Co.	852,816

		1,910,154

Commercial Services 0.3%
375	Consolidated Graphics, Inc.(a)	17,456
1,400	Corrections Corp. of America(a)	35,938
1,725	GEO Group, Inc. (The)(a)	44,246
2,960	Moody’s Corp.	80,098
465	Pharmaceutical Product Development, Inc.	12,002
756	Sotheby’s	33,143
945	SuccessFactors, Inc.(a)	25,628
890	Visa, Inc. (Class A Stock)	69,571
1,520	Waste Connections, Inc.	61,925

		380,007

Computer Hardware 1.3%
5,265	Apple, Inc.(a)	1,584,080
1,105	Radiant Systems, Inc.(a)	21,559

		1,605,639

Computer Services & Software 1.3%
5,057	Accenture PLC (Class A Stock) (Ireland)	226,099
1,579	Allscripts Healthcare Solutions, Inc.(a)	30,143
4,290	Autodesk, Inc.(a)	155,212
10,920	EMC Corp.(a)	229,429
323	Global Payments, Inc.	12,584
580	Google, Inc. (Class A Stock)(a)	355,534
1,333	Informatica Corp.(a)	54,240
3,480	MSCI, Inc. (Class A Stock)(a)	124,758
4,140	Nuance Communications, Inc.(a)	65,039
777	Riverbed Technology, Inc.(a)	44,709
2,232	salesforce.com, Inc.(a)	259,068
1,970	VeriFone Systems, Inc.(a)	66,645

		1,623,460

Computers & Peripherals 0.4%
1,490	Cognizant Technology Solutions Corp. (Class A Stock)(a)	97,133
10,366	Hewlett-Packard Co.	435,994
1,575	QLogic Corp.(a)	27,673

		560,800

Construction
202	Meritage Homes Corp.(a)	3,699
975	MYR Group, Inc.(a)	15,200
581	Texas Industries, Inc.	19,853

255	URS Corp.(a)	9,927

		48,679

Consumer Finance 0.1%
2,400	Capital One Financial Corp.	89,448
950	First Cash Financial Services, Inc.(a)	27,617

		117,065

Consumer Products & Services 0.2%
740	Avon Products, Inc.	22,533
2,073	Lauder, (Estee) Cos., Inc. (The) (Class A Stock)	147,536
203	Snap-on, Inc.	10,353
239	Toro Co. (The)	13,566
1,609	Vitamin Shoppe, Inc.(a)	44,746
680	Whirlpool Corp.	51,564

		290,298

Containers & Packaging 0.1%
1,725	Packaging Corp. of America	42,142
1,350	Silgan Holdings, Inc.	45,562

		87,704

Distribution/Wholesale
139	Watsco, Inc.	7,780

Diversified Financial Services 1.3%
6,695	American Express Co.	277,575
30,759	Bank of America Corp.	351,883
2,820	Charles Schwab Corp. (The)	43,428
43,353	Citigroup, Inc.(a)	180,782
200	CME Group, Inc.	57,930
900	IntercontinentalExchange, Inc.(a)	103,383
16,918	JPMorgan Chase & Co.	636,624
575	optionsXpress Holdings, Inc.(a)	9,183

		1,660,788

Diversified Telecommunication Services 0.5%
10,013	AT&T, Inc.	285,370
2,600	CenturyLink, Inc.	107,588
7,259	Verizon Communications, Inc.	235,700

		628,658

Electric Utilities 0.8%
3,890	AES Corp. (The)(a)	46,446
7,576	American Electric Power Co., Inc.	283,645
1,125	Cleco Corp.	35,179
6,500	Edison International	239,850
1,500	El Paso Electric Co.(a)	36,900
4,800	Exelon Corp.	195,936
1,400	NextEra Energy, Inc.	77,056
3,759	Public Service Enterprise Group, Inc.	121,604

		1,036,616

Electrical Equipment 0.1%
1,690	Emerson Electric Co.	92,781
640	Energizer Holdings, Inc.(a)	47,859

		140,640

Electronic Components 0.2%
2,670	Agilent Technologies, Inc.(a)	92,916
362	Checkpoint Systems, Inc.(a)	7,964
1,053	Coherent, Inc.(a)	44,184
928	DTS, Inc.(a)	36,934
622	FLIR Systems, Inc.(a)	17,316
3,931	GrafTech International Ltd.(a)	64,744
1,226	Universal Electronics, Inc.(a)	25,820

		289,878

Electronic Equipment & Instruments 0.1%
175	Itron, Inc.(a)	10,635
3,375	Tyco Electronics Ltd. (Switzerland)	106,920

		117,555

Electronics
968	Gentex Corp.	19,341

Energy Equipment & Services 0.2%
700	Cameron International Corp.(a)	30,625
1,500	Diamond Offshore Drilling, Inc.	99,240
1,710	Halliburton Co.	54,480
800	Oil States International, Inc.(a)	40,896
1,025	Unit Corp.(a)	40,211

		265,452

Engineering/Construction
800	Fluor Corp.	38,552

Entertainment & Leisure 0.4%
1,045	Bally Technologies, Inc.(a)	37,704
4,635	Carnival Corp. (Panama)	200,093
2,100	Hasbro, Inc.	97,125
328	Life Time Fitness, Inc.(a)	11,851
1,593	Pinnacle Entertainment, Inc.(a)	20,390
2,560	Royal Caribbean Cruises Ltd. (Liberia)(a)	101,222
3,111	Shuffle Master, Inc.(a)	29,275

		497,660

Environmental Control 0.1%
780	Stericycle, Inc.(a)	55,957
2,305	Waste Management, Inc.	82,335

		138,292

Exchange Traded Fund 0.1%
1,250	iShares Russell 2000 Value Index Fund	80,475

Farming & Agriculture 0.5%
640	Bunge Ltd. (Bermuda)	38,445

10,135	Monsanto Co.	602,222

		640,667

Financial - Bank & Trust 0.1%
698	Astoria Financial Corp.	8,669
425	Bank of Hawaii Corp.	18,356
13,211	KeyCorp	108,198

		135,223

Financial Services 0.8%
387	Eaton Vance Corp.	11,134
1,320	Franklin Resources, Inc.	151,404
11,200	Itau Unibanco Holding SA, ADR (Brazil)	275,072
467	Jefferies Group, Inc.	11,175
495	Raymond James Financial, Inc.	13,969
25,413	U.S. Bancorp	614,487

		1,077,241

Food & Staples Retailing 0.7%
9,659	CVS Caremark Corp.	290,929
8,000	Safeway, Inc.	183,200
5,976	Wal-Mart Stores, Inc.	323,720
1,270	Whole Foods Market, Inc.(a)	50,482

		848,331

Food Products 0.1%
5,000	ConAgra Foods, Inc.	112,450

Foods 0.4%
2,558	Dean Foods Co.(a)	26,603
1,961	Kellogg Co.	98,560
4,852	Kraft Foods, Inc. (Class A Stock)	156,574
4,249	Nestle SA (Switzerland)	232,733

		514,470

Healthcare Equipment & Supplies 0.2%
2,370	Baxter International, Inc.	120,633
209	Cantel Medical Corp.	3,871
719	Cutera, Inc.(a)	5,199
210	MEDNAX, Inc.(a)	12,434
1,300	Medtronic, Inc.	45,773
582	Sirona Dental Systems, Inc.(a)	21,912
600	Teleflex, Inc.	33,450
1,216	Thoratec Corp.(a)	39,690

		282,962

Healthcare Products 0.3%
1,368	Bruker Corp.(a)	20,506
4,325	Covidien PLC (Ireland)	172,438
1,990	Hospira, Inc.(a)	118,365
400	West Pharmaceutical Services, Inc.	14,276

		325,585

Healthcare Providers & Services 0.1%
3,400	Cardinal Health, Inc.	117,946
938	Centene Corp.(a)	20,936
1,300	CIGNA Corp.	45,747

		184,629

Healthcare Services 0.1%
249	Amedisys, Inc.(a)	6,340
326	AMERIGROUP Corp.(a)	13,604
190	Covance, Inc.(a)	8,928
669	Genoptix, Inc.(a)	11,386
383	Healthways, Inc.(a)	4,014
2,288	UnitedHealth Group, Inc.	82,482

		126,754

Hotels & Motels 0.2%
271	Choice Hotels International, Inc.	10,306
1,370	Marriott International, Inc. (Class A Stock)	50,759
1,929	Wynn Resorts Ltd.	206,731

		267,796

Hotels, Restaurants & Leisure 0.9%
1,380	BJ’s Restaurants, Inc.(a)	45,747
225	Buffalo Wild Wings, Inc.(a)	10,582
2,620	Las Vegas Sands Corp.(a)	120,206
13,177	McDonald’s Corp.	1,024,775
72	Orient-Express Hotels Ltd. (Class A Stock) (Bermuda)(a)	911

		1,202,221

Household Durables
400	Fortune Brands, Inc.	21,620

Household Products 0.2%
3,461	Kimberly-Clark Corp.	219,220

Household/Personal Care
190	Colgate-Palmolive Co.	14,653

Industrial Conglomerates 0.2%
1,980	3M Co.	166,755
3,663	Tyco International Ltd. (Switzerland)	140,220

		306,975

Insurance 1.3%
3,007	Aflac, Inc.	168,061
7,700	Allstate Corp. (The)	234,773
650	Aspen Insurance Holdings Ltd. (Bermuda)	18,440
5,775	CNO Financial Group, Inc.(a)	31,416
334	Delphi Financial Group, Inc. (Class A Stock)	9,041
6,800	Genworth Financial, Inc. (Class A Stock)(a)	77,112
1,175	Hanover Insurance Group, Inc. (The)	53,169
1,587	HCC Insurance Holdings, Inc.	42,024
6,591	Lincoln National Corp.	161,348
1,300	Loews Corp.	51,324

1,900	Marsh & McLennan Cos., Inc.	47,462
9,996	MetLife, Inc.	403,139
1,340	MGIC Investment Corp.(a)	11,819
490	Protective Life Corp.	11,745
267	Reinsurance Group of America, Inc.	13,369
268	State Auto Financial Corp.	4,197
1,200	Tower Group, Inc.	29,136
3,644	Travelers Cos., Inc. (The)	201,149
250	United Fire & Casualty Co.	5,007
1,100	Unum Group	24,662
4,800	XL Group PLC (Ireland)	101,520

		1,699,913

Internet & Catalog Retail 0.8%
4,161	Amazon.com, Inc.(a)	687,148
825	priceline.com, Inc.(a)	310,868

		998,016

Internet Services 0.1%
323	Digital River, Inc.(a)	12,035
719	Monster Worldwide, Inc.(a)	12,985
2,889	TIBCO Software, Inc.(a)	55,527

		80,547

Internet Software & Services 1.3%
6,082	Baidu, Inc., ADR (Cayman Islands)(a)	669,081
30,121	Oracle Corp.	885,557
3,830	VeriSign, Inc.(a)	133,093

		1,687,731

IT Services 0.5%
675	CACI International, Inc. (Class A Stock)(a)	33,831
4,356	International Business Machines Corp.	625,522
1,504	SRA International, Inc. (Class A Stock)(a)	30,095

		689,448

Life Science Tools & Services 0.2%
3,887	Thermo Fisher Scientific, Inc.(a)	199,870

Machinery 0.5%
1,775	Actuant Corp. (Class A Stock)	39,884
1,451	Bucyrus International, Inc.	98,900
981	Caterpillar, Inc.	77,107
2,260	Cummins, Inc.	199,106
375	Lincoln Electric Holdings, Inc.	22,410
3,571	PACCAR, Inc.	183,049
550	Regal-Beloit Corp.	31,741
475	Valmont Industries, Inc.	37,454

		689,651

Manufacturing 0.8%
14,789	Danaher Corp.	641,251
1,553	Eaton Corp.	137,953

12,191	General Electric Co.	195,300
283	Harsco Corp.	6,560
1,130	Honeywell International, Inc.	53,234

		1,034,298

Media 0.9%
3,100	CBS Corp. (Class B Stock)	52,483
6,700	Comcast Corp. (Special Class A Stock)	129,511
8,473	DIRECTV (Class A Stock)(a)	368,237
3,130	Discovery Communications, Inc. (Class A Stock)(a)	139,629
1,307	Time Warner Cable, Inc.	75,636
5,000	Time Warner, Inc.	162,550
850	Valassis Communications, Inc.(a)	28,050
5,148	Walt Disney Co. (The)	185,894
725	Wiley, (John) & Sons, Inc. (Class A Stock)	31,291

		1,173,281

Medical Supplies & Equipment 0.1%
580	Henry Schein, Inc.(a)	32,567
303	Quality Systems, Inc.	19,471
1,030	St. Jude Medical, Inc.(a)	39,449
563	Vital Images, Inc.(a)	7,488

		98,975

Metals & Mining 1.2%
1,798	BHP Billiton Ltd., ADR (Australia)	148,497
6,288	BHP Billiton PLC, ADR (United Kingdom)	445,190
3,761	Freeport-McMoRan Copper & Gold, Inc.	356,092
795	Northwest Pipe Co.(a)	14,962
3,628	Peabody Energy Corp.	191,921
2,050	Precision Castparts Corp.	279,989
2,525	Thompson Creek Metals Co., Inc. (Canada)(a)	30,401
376	Timken Co.	15,574
947	Titanium Metals Corp.(a)	18,618
1,765	United States Steel Corp.	75,524

		1,576,768

Multi-Line Retail 0.1%
4,400	JC Penney Co., Inc.	137,192

Multi-Utilities 0.2%
1,100	Dominion Resources, Inc.	47,806
775	NorthWestern Corp.	23,072
2,451	Sempra Energy	131,079

		201,957

Office Electronics 0.1%
9,300	Xerox Corp.	108,810

Oil, Gas & Consumable Fuels 3.1%
7,247	Anadarko Petroleum Corp.	446,198
3,968	Apache Corp.	400,847
2,255	Brigham Exploration Co.(a)	47,558
446	Cabot Oil & Gas Corp.	12,925

4,800	Chesapeake Energy Corp.	104,160
2,500	Chevron Corp.	206,525
9,913	ConocoPhillips	588,832
200	Core Laboratories NV (Netherlands)	15,554
4,154	EOG Resources, Inc.	397,621
3,121	Exxon Mobil Corp.	207,453
3,089	Hess Corp.	194,700
1,486	Lufkin Industries, Inc.	72,591
4,200	Marathon Oil Corp.	149,394
300	Noble Energy, Inc.	24,444
2,960	Oasis Petroleum, Inc.(a)	62,959
4,396	Occidental Petroleum Corp.	345,658
225	ONEOK, Inc.	11,210
1,625	Resolute Energy Corp.(a)	19,516
3,400	Royal Dutch Shell PLC (Class B Stock), ADR (United Kingdom)	218,688
4,590	Schlumberger Ltd. (Netherlands)	320,795
259	South Jersey Industries, Inc.	13,043
800	Southwestern Energy Co.(a)	27,072
332	Swift Energy Co.(a)	10,574
2,600	Valero Energy Corp.	46,670
326	WGL Holdings, Inc.	12,567

		3,957,554

Paper & Forest Products
1,125	Louisiana-Pacific Corp.(a)	8,708

Pharmaceuticals 2.2%
7,929	Abbott Laboratories	406,916
1,310	Allergan, Inc.	94,857
1,416	American Medical Systems Holdings, Inc.(a)	28,603
1,010	BioMarin Pharmaceutical, Inc.(a)	26,422
2,330	Celgene Corp.(a)	144,623
7,000	Eli Lilly & Co.	246,400
310	Express Scripts, Inc.(a)	15,041
365	Herbalife Ltd. (Cayman Islands)	23,309
7,317	Johnson & Johnson	465,874
2,908	Mead Johnson Nutrition Co.	171,049
17,401	Merck & Co., Inc.	631,308
31,263	Pfizer, Inc.	543,976
442	Regeneron Pharmaceuticals, Inc.(a)	11,527
299	Salix Pharmaceuticals Ltd.(a)	11,311
710	Teva Pharmaceutical Industries Ltd., ADR (Israel)	36,849

		2,858,065

Professional Services
923	Duff & Phelps Corp. (Class A Stock)	12,867
850	Towers Watson & Co. (Class A Stock)	43,707

		56,574

Real Estate Investment Trusts 0.5%
8,700	Annaly Capital Management, Inc.	154,077
976	AvalonBay Communities, Inc.	103,759
817	Boston Properties, Inc.	70,417
2,045	DiamondRock Hospitality Co.(a)	21,636
368	DuPont Fabros Technology, Inc.	9,237

360	First Potomac Realty Trust	5,933
1,100	Government Properties Income Trust	29,359
550	Kilroy Realty Corp.	18,793
875	LaSalle Hotel Properties	20,729
1,043	Medical Properties Trust, Inc.	11,671
275	Mid-America Apartment Communities, Inc.	16,783
1,056	Redwood Trust, Inc.	14,974
600	Simon Property Group, Inc.	57,612
1,144	Vornado Realty Trust	99,974

		634,954

Retail & Merchandising 1.7%
1,420	Abercrombie & Fitch Co. (Class A Stock)	60,861
3,538	Best Buy Co., Inc.	152,063
300	Brinker International, Inc.	5,562
1,399	Cash America International, Inc.	49,287
2,528	Chico’s FAS, Inc.	24,572
1,170	Costco Wholesale Corp.	73,441
1,871	Genesco, Inc.(a)	61,294
2,690	Kohl’s Corp.(a)	137,728
5,010	Nordstrom, Inc.	192,935
900	PetSmart, Inc.	33,687
381	Sonic Corp.(a)	3,383
5,789	Staples, Inc.	118,501
3,635	Target Corp.	188,802
3,982	Tiffany & Co.	211,046
8,302	TJX Cos., Inc. (The)	380,979
3,090	Walgreen Co.	104,689
6,750	Yum! Brands, Inc.	334,530

		2,133,360

Road & Rail
710	Landstar System, Inc.	26,710

Savings & Loan
2,262	Northwest Bancshares, Inc.	25,651

Semiconductors 0.6%
7,933	Broadcom Corp. (Class A Stock)	323,190
5,478	Intel Corp.	109,943
300	International Rectifier Corp.(a)	6,969
720	Netlogic Microsystems, Inc.(a)	21,643
611	OYO Geospace Corp.(a)	37,033
1,315	Rovi Corp.(a)	66,605
698	Rubicon Technology, Inc.(a)	16,138
700	Silicon Laboratories, Inc.(a)	27,930
1,325	Skyworks Solutions, Inc.(a)	30,356
1,503	Teradyne, Inc.(a)	16,894
2,525	TriQuint Semiconductor, Inc.(a)	26,007
770	Varian Semiconductor Equipment Associates, Inc.(a)	25,156
626	Veeco Instruments, Inc.(a)	26,198

		734,062

Software 0.9%
878	ANSYS, Inc.(a)	39,730

9,764	CA, Inc.	226,623
680	Cerner Corp.(a)	59,724
3,900	Intuit, Inc.(a)	187,200
1,093	MedAssets, Inc.(a)	20,264
17,856	Microsoft Corp.	475,684
566	Progress Software Corp.(a)	21,151
1,070	Red Hat, Inc.(a)	45,218
850	Tyler Technologies, Inc.(a)	17,349

		1,092,943

Specialty Retail 0.3%
1,446	Aaron’s, Inc.	27,271
9,000	Gap, Inc. (The)	171,090
2,852	Home Depot, Inc. (The)	88,070
5,200	Limited Brands, Inc.	152,828

		439,259

Telecommunications 1.3%
6,837	American Tower Corp. (Class A Stock)(a)	352,858
926	Arris Group, Inc.(a)	8,621
33,353	Cisco Systems, Inc.(a)	761,449
1,972	Crown Castle International Corp.(a)	85,033
1,390	EMS Technologies, Inc.(a)	24,798
4,750	Ericsson, L.M. Telefonaktiebolaget, ADR (Sweden)	52,202
1,460	Juniper Networks, Inc.(a)	47,289
468	NICE Systems Ltd., ADR (Israel)(a)	15,673
3,190	QUALCOMM, Inc.	143,965
3,596	Rogers Communications, Inc. (Class B Stock) (Canada)	131,074
251	SBA Communications Corp. (Class A Stock)(a)	9,854

		1,632,816

Textiles, Apparel & Luxury Goods 0.6%
1,100	Jones Group, Inc. (The)	15,906
6,967	NIKE, Inc. (Class B Stock)	567,392
2,434	Phillips-Van Heusen Corp.	149,302
572	Steven Madden Ltd.(a)	24,196
1,000	Wolverine World Wide, Inc.	29,120

		785,916

Thrifts & Mortgage Finance
1,975	Washington Federal, Inc.	29,684

Tobacco 0.3%
4,200	Altria Group, Inc.	106,764
5,220	Philip Morris International, Inc.	305,370

		412,134

Trading Companies & Distributors
1,125	WESCO International, Inc.(a)	48,173

Transportation 0.7%
100	Bristow Group, Inc.(a)	3,878
9,440	Union Pacific Corp.	827,699

	1,080	United Parcel Service, Inc. (Class B Stock)	72,727

			904,304

Utilities 0.1%
	2,615	PG&E Corp.	125,049

Wireless Telecommunication Services 0.2%
	2,380	NII Holdings, Inc.(a)	99,508
	1,025	Syniverse Holdings, Inc.(a)	31,252
	6,000	Vodafone Group PLC, ADR (United Kingdom)	165,060

			295,820

		TOTAL COMMON STOCKS (cost $39,829,955)	51,081,622

PREFERRED STOCK 0.1%
Commercial Banks
	2,650	Wells Fargo & Co., Series J, 8.00%(a) (cost $50,782)	71,576

Moody’s Ratings†	Principal Amount (000)#
ASSET-BACKED SECURITIES 1.7%
Aaa	$305	Asset Backed Funding Certificates, Series 2004-OPT5, Class A1 0.606%(b), 06/25/34	246,137
AAA(c)	EUR 404	Magnolia Funding Ltd., Series 2010-1A, Class A1, 144A 3.00%, 04/20/17	561,056
C	90	Merrill Lynch Mortgage Investors, Inc., Series 2006-RM5, Class A2A 0.316%(b), 10/25/37	24,109
Aaa	1,261	SLM Student Loan Trust, Series 2008-9, Class A 1.788%(b), 04/25/23	1,304,534
Caa3	59	Soundview Home Equity Loan Trust, Series 2006-NLC1, Class A1, 144A 0.316%(b), 11/25/36	27,494
Aaa	24	Structured Asset Securities Corp., Series 2006-BC3, Class A2 0.306%(b), 10/25/36	23,491

		TOTAL ASSET-BACKED SECURITIES (cost $2,276,209)	2,186,821

BANK LOANS(b)(f) 0.8%
B2	1,261	TXU Corp., Term B3 3.756%, 10/10/14	988,662

B2	3	3.789%, 10/10/14	2,555

		TOTAL BANK LOANS (cost $1,208,916)	991,217

CORPORATE BONDS 25.0%
Airlines 0.2%
Ba2	300	Continental Airlines, Inc., Sr. Sec’d. Notes, 144A 6.75%, 09/15/15	312,375

Automobile Manufacturers 0.2%
A3	200	Daimler Finance North America LLC, Gtd. Notes, MTN 5.75%, 09/08/11	208,208

Building & Construction 0.5%
Ba3	600	Urbi Desarrollos Urbanos Sab de CV, Gtd. Notes, 144A (Mexico) 9.50%, 01/21/20	699,000

Capital Markets 1.1%
A1	AUD 1,500	Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes 5.313%(b), 04/12/16	1,355,714

Diversified Financial Services 3.6%
Baa1	200	AK Transneft OJSC Via TransCapitalInvest Ltd., Sec’d. Notes (Ireland) 8.70%, 08/07/18	251,500
A3	1,500	Citigroup, Inc., Sr. Unsec’d. Notes 5.50%, 04/11/13	1,624,005
Ba2	200	Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes 5.625%, 09/15/15	212,169
Ba2	500	7.00%, 10/01/13	545,386
Aa1	GBP 100	General Electric Capital Corp., Sub. Notes, 144A 6.50%(b), 09/15/67	149,019
Ba3	700	International Lease Finance Corp., Sr. Sec’d. Notes, 144A 7.125%, 09/01/18	770,000
Aa3	1,100	JPMorgan Chase & Co., Sr. Unsec’d. Notes 4.25%, 10/15/20	1,108,025

			4,660,104

Electric Utilities 0.9%
Baa1	1,000	Ameren Illinois Co., Sr. Sec’d. Notes 6.25%, 04/01/18	1,145,530

Financial - Bank & Trust 4.5%
Aa3	100	Abbey National Treasury Services PLC, Bank Gtd. Notes, 144A (United Kingdom) 3.875%, 11/10/14	103,167
Baa1	1,600	Barclays Bank PLC, Sub. Notes, 144A (United Kingdom) 6.05%, 12/04/17	1,751,091
Aa3	2,000	Deutsche Bank AG, Sr. Unsec’d. Notes, MTN (Germany) 4.875%, 05/20/13	2,174,804
Aaa	100	ING Bank NV, Gov’t. Liquid Gtd. Notes, 144A (Netherlands) 3.90%, 03/19/14	109,455
Aa3	700	Lloyds TSB Bank PLC, (United Kingdom) Bank Gtd. Notes, 144A, MTN 4.375%, 01/12/15	733,903
Ba1	800	Jr. Sub. Notes, 144A 12.00%(b), 12/29/49	953,283

			5,825,703

Financial Services 2.8%
B3	800	Ally Financial, Inc., Gtd. Notes, 144A 8.00%, 03/15/20	884,000
NR	500	Lehman Brothers Holdings, Inc.,(e) Sr. Unsec’d. Notes, MTN 5.625%, 01/24/13	111,875
NR	400	6.875%, 05/02/18	91,500
A2	1,000	Merrill Lynch & Co., Inc., Notes, MTN 6.875%, 04/25/18	1,122,354
Baa2	600	TNK-BP Finance SA, Gtd. Notes (Luxembourg) 6.625%, 03/20/17	638,250
Aa3	400	UBS AG, (Switzerland) Sr. Unsec’d. Notes 4.875%, 08/04/20	428,857
Aa3	300	Sr. Unsec’d. Notes, MTN 1.439%(b), 02/23/12	302,365

			3,579,201

Food Products 0.6%
Baa2	700	WM Wrigley Jr. Co., Sec’d. Notes, 144A 2.45%, 06/28/12	707,069

Healthcare Providers & Services 0.4%
Baa3	500	Cardinal Health, Inc., Sr. Unsec’d. Notes 6.00%, 06/15/17	568,054

Hotels & Motels 0.9%
Baa2	1,000	Marriott International, Inc., Sr. Unsec’d. Notes 6.375%, 06/15/17	1,135,687

Insurance 0.5%
A3	600	American International Group, Inc., Sr. Unsec’d. Notes, MTN 5.85%, 01/16/18	634,500

IT Services 0.4%
A2	500	Electronic Data Systems LLC, Sr. Unsec’d. Notes 6.00%, 08/01/13	567,774

Lodging 0.6%
Baa2	700	Hyatt Hotels Corp., Sr. Unsec’d. Notes, 144A 5.75%, 08/15/15	757,553

Medical Supplies & Equipment 0.4%
B2	500	HCA, Inc., Sec’d. Notes 9.25%, 11/15/16	541,250

Metals & Mining 1.4%
Ba1	600	CSN Resources SA, Gtd. Notes, 144A (Luxembourg) 6.50%, 07/21/20	648,750
Baa2	1,000	Spectra Energy Capital LLC, Gtd. Notes 6.20%, 04/15/18	1,154,579

			1,803,329

Oil, Gas & Consumable Fuels 2.0%
A2	400	BP Capital Markets PLC, Gtd. Notes (United Kingdom) 3.125%, 10/01/15	410,521

A2	300	4.50%, 10/01/20	310,748
Baa1	700	Gazprom Via Gaz Capital SA, Sr. Unsec’d. Notes (Luxembourg) 9.25%, 04/23/19	868,000
Ba1	135	Petroleum Export Ltd., Sr. Sec’d. Notes, 144A (Cayman Islands) 5.265%, 06/15/11	134,534
Ba1	700	Pride International, Inc., Sr. Unsec’d. Notes 7.875%, 08/15/40	798,000

			2,521,803

Telecommunications 1.7%
Baa3	900	Embarq Corp., Sr. Unsec’d. Notes 6.738%, 06/01/13	988,633
Baa3	1,000	Qwest Corp., Sr. Unsec’d. Notes 7.625%, 06/15/15	1,152,500

			2,141,133

Tobacco Products 0.6%
Baa1	700	Altria Group, Inc., Gtd. Notes 4.125%, 09/11/15	755,956

Transportation 1.7%
Baa3	2,000	Con-Way, Inc., Sr. Unsec’d. Notes 7.25%, 01/15/18	2,233,786

		TOTAL CORPORATE BONDS (cost $30,145,105)	32,153,729

FOREIGN GOVERNMENT BONDS 2.3%
Aaa	AUD 1,500	Australia Government, Sr. Unsec’d. Notes (Australia) 4.75%, 06/15/16	1,446,473
Aaa	AUD 400	6.00%, 02/15/17	410,242
Aaa	CAD 200	Canadian Government, Notes (Canada) 1.50%, 03/01/12	196,672
Ba2	BRL 1,300	Republic of Brazil, Sr. Unsec’d. Notes (Brazil) 12.50%, 01/05/22	923,602

		TOTAL FOREIGN GOVERNMENT BONDS (cost $2,661,460)	2,976,989

MUNICIPAL BONDS 2.9%
California 0.9%
Aa3	400	California State Public Works Board Lease Revenue, Revenue Bonds 7.804%, 03/01/35	413,920
Aa2	700	Los Angeles Unified School District, Series A-1, General Obligation Bonds 4.50%, 07/01/25	708,400

			1,122,320

Illinois 1.2%
Aa3	200	Chicago Transit Authority, Series A, Revenue Bonds 6.899%, 12/01/40	208,234
Aa3	300	Series B, Revenue Bonds 6.899%, 12/01/40	312,351

A1	1,000	State of Illinois, General Obligation Bonds 2.766%, 01/01/12	1,007,700

			1,528,285

Texas 0.8%
AAA(c)	300	Dallas County Hospital District, Series B, General Obligation Bonds 6.171%, 08/15/34	316,968
Aaa	700	Texas State Transportation Commission, Series B Revenue Bonds 5.178%, 04/01/30	722,442

			1,039,410

		TOTAL MUNICIPAL BONDS (cost $3,520,457)	3,690,015

RESIDENTIAL MORTGAGE-BACKED SECURITIES 2.4%
Ba2	322	American Home Mortgage Assets, Series 2006-1, Class 2A1 0.446%(b), 05/25/46	176,343
CCC(c)	158	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-3, Class 1A1 5.347%(b), 05/25/47	121,072
Caa1	167	Bear Stearns ALT-A Trust, Series 2005-4, Class 23A2 2.879%(b), 05/25/35	142,128
Caa3	346	Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1A 0.466%(b), 07/20/46	157,788
Aaa	16	Fannie Mae, Series 1992-146, Class PZ 8.00%, 08/25/22	19,453
Aaa	58	FHLMC, Series 41, Class F 10.00%, 05/15/20	64,566
Aaa	481	FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1 1.77%(b), 07/25/44	483,774
Aaa	223	GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1 2.895%(b), 09/25/35	213,853
Caa1	780	Series 2006-OA1, Class 2A2 0.516%(b), 08/25/46	119,102
Caa1	633	Homebanc Mortgage Trust, Series 2006-1, Class 4A1 5.803%(b), 04/25/37	549,181
AAA(c)	115	Vendee Mortgage Trust, Series 2000-1, Class 1A 6.816%(b), 01/15/30	131,515
Aaa	561	Washington Mutual Mortgage Pass-Through Certificates, Series 2003-R1, Class A1 0.796%(b), 12/25/27	493,175
NR	574	Series 2003-R1, Class X, IO, 144A 12.017%(d), 12/25/27	31,588
A1	337	Series 2006-AR15, Class 2A 1.853%(b), 11/25/46	232,823
B3	332	Series 2007-OA2, Class 1A 1.053%(b), 03/25/47	204,816

	TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $3,663,476)	3,141,177

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS 19.3%
	Federal Home Loan Mortgage Corp.
8	2.661%(b), 08/01/23	8,616
299	2.752%(b), 03/01/36	313,355
160	5.50%, 01/01/38	172,433
	Federal National Mortgage Assoc.
491	3.058%(b), 06/01/35	516,675
2,000	3.50%, TBA	2,013,438
1,995	4.00%, 09/01/40	2,058,677
3,000	4.00%, TBA	3,142,500
9,000	4.00%, TBA	9,278,442
51	4.111%(b), 05/01/36	51,455
927	4.50%, 06/01/39	974,149
1,000	4.50%, TBA	1,057,500
4,000	4.50%, TBA	4,198,752
51	5.00%, 06/01/23	54,414
712	5.50%, 12/01/36-06/01/38	765,256
77	7.50%, 01/01/32	88,321
	Government National Mortgage Assoc.
5	3.625%(b), 09/20/22	5,433
37	4.50%, 08/15/33-09/15/33	39,679
43	8.50%, 02/20/30-06/15/30	52,456

	TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $24,623,138)	24,791,551

U.S. TREASURY OBLIGATIONS 5.2%
	U.S. Treasury Bonds
100	4.25%, 05/15/39	104,375
600	4.375%, 02/15/38-11/15/39	639,469
300	4.50%, 02/15/36	328,500
500	4.625%, 02/15/40(g)	554,844
400	7.125%, 02/15/23	570,375
100	7.50%, 11/15/24	149,047
36	8.125%, 05/15/21(g)	53,887
	U.S. Treasury Inflationary Indexed Bonds, TIPS(h)
2,700	1.25%, 07/15/20	2,902,206
	U.S. Treasury Notes
200	1.875%, 09/30/17	199,938
700	2.75%, 05/31/17	742,055
200	3.375%, 11/15/19	214,672

200	3.75%, 11/15/18		223,062

	TOTAL U.S. TREASURY OBLIGATIONS (cost $6,462,679)		6,682,430

	TOTAL LONG-TERM INVESTMENTS (cost $114,442,177)		127,767,127

Shares
SHORT-TERM INVESTMENTS 15.9%
AFFILIATED MONEY MARKET MUTUAL FUND 2.5%
3,243,025	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund(i) (cost $3,243,025)		3,243,025

Principal Amount (000)#
REPURCHASE AGREEMENTS(j) 13.4%
$7,400	Barclays Capital, Inc., 0.24%, dated 10/29/10, due 11/01/10 in the amount of $7,400,148.		7,400,000
2,500	Credit Suisse Securities (USA) LLC, 0.23%, dated 10/29/10, due 11/01/10 in the amount of $2,500,048.		2,500,000
7,400	JPMorgan Securities LLC, 0.23%, dated 10/29/10, due 11/01/10 in the amount of $7,400,142.		7,400,000

	TOTAL REPURCHASE AGREEMENTS (cost $17,300,000)		17,300,000

	TOTAL SHORT-TERM INVESTMENTS (cost $20,543,025)		20,543,025

	TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN(k)—115.4% (cost $134,985,202)(l)		148,310,152

Notional Amount (000)#		Counterparty
OPTIONS WRITTEN(a)(m)
Call Options
700	5 Year CDX North America IG 14, expiring 12/15/10, Strike Price $0.90	Credit Suisse First Boston Corp.	(2,025)
1,400	expiring 12/15/10, Strike Price $0.90	Morgan Stanley	(4,819)
EUR 1,100	5 Year iTraxx Europe Series 13, expiring 12/15/10, Strike Price $0.90	Morgan Stanley	(3,719)
1,000	10 Year U.S. Treasury Note Futures, expiring 11/26/10, Strike Price $129.00		(1,562)
1,600	Option on forward 2 year swap rate, expiring 11/14/11, Strike Price $1.90	Morgan Stanley	(16,779)

			(28,904)

Put Options
700	5 Year CDX North America IG 14, expiring 12/15/10, Strike Price $1.50	Credit Suisse First Boston Corp.	(78)
1,400	expiring 12/15/10, Strike Price $1.50	Morgan Stanley	(177)
EUR 1,100	5 Year iTraxx Europe Series 13, expiring 12/15/10, Strike Price $1.60	Morgan Stanley	(431)

1,000	10 Year U.S. Treasury Note Futures, expiring 11/26/10, Strike Price $125.00		(5,000)
	Interest Rate Swap Options,
700	Receive a fixed rate of 2.75% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Deutsche Bank	(2,978)
1,200	Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Barclays Capital Group	(3,980)
500	Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Bank of America	(1,658)
800	Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Citigroup Global Markets	(2,654)
1,200	Receive a fixed rate of 10.00% and pay a floating rate based on 3-month LIBOR, expiring 07/10/12	Morgan Stanley	(266)
1,400	Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	Bank of America	(6,048)
1,300	Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	Citigroup Global Markets	(5,616)
500	Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	Morgan Stanley	(2,160)
500	Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	UBS Securities	(2,160)

			(33,206)

	TOTAL OPTIONS WRITTEN (premiums received $108,519)		(62,110)

	TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 115.4% (cost $134,876,683)		148,248,042
	Other liabilities in excess of other assets(n) — (15.4)%		(19,808,140)

	NET ASSETS — 100%		$128,439,902

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corporation
IO	Interest Only Securitiy
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
SGD	Singapore Dollar
TWD	New Taiwanese Dollar

†	The ratings reflected are as of October 31, 2010. Ratings of certain bonds may have changed subsequent to that date.
#	Principal and notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Non-income producing security.

(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2010.
(c)	Standard & Poor’s rating.
(d)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at October 31, 2010.
(e)	Represents issuer in default on interest payments. Non-income producing security.
(f)	Indicates a security that has been deemed illiquid.
(g)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(i)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund.
(j)	Repurchase agreement is collateralized by United States Treasuries or federal agency obligations.
(k)	As of October 31, 2010, 1 security representing $31,588 and 0.0% of the total market value was fair valued in accordance with the policies adopted by the Board of Directors.
(l)	The United States federal income tax basis of the Portfolio’s investments was $138,807,926; accordingly, net unrealized appreciation on investments for federal income tax purposes was $9,502,226 (gross unrealized appreciation $11,575,597; gross unrealized depreciation $2,073,371). The difference between book and tax basis is primarily attributable to deferred losses on wash sales and straddles as of the most recent fiscal year end.
(m)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure of $(50,861) and credit contracts risk exposure of $(11,249) as of October 31, 2010.
(n)	Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts, interest rate swap agreements and credit defalut swap agreements as follows:

Futures contracts open at October 31, 2010:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at October 31, 2010	Unrealized Depreciation(1)
	Long Positions:
14	90 Day Euro EURIBOR	Jun. 2011	$4,811,688	$4,806,051	$(5,637)
6	10 Year Euro-Bund	Dec. 2010	1,100,391	1,079,180	(21,211)

					$(26,848)

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of October 31, 2010.

Forward foreign currency exchange contracts outstanding at October 31, 2010:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Brazilian Real,
Expiring 12/02/10	Citigroup Global Markets	BRL	1,297	$774,993	$757,427	$(17,566)
Canadian Dollar,
Expiring 11/18/10	Barclays Capital Group	CAD	204	198,357	199,928	1,571
Expiring 11/18/10	UBS Securities	CAD	63	61,201	61,743	542
Chinese Yuan,
Expiring 11/17/10	Deutsche Bank	CNY	4,180	629,846	626,872	(2,974)
Expiring 11/17/10	Goldman Sachs & Co.	CNY	1,937	292,000	290,402	(1,598)
Expiring 11/23/10	Bank of America	CNY	4,562	686,075	684,145	(1,930)
Expiring 11/23/10	Barclays Capital Group	CNY	305	46,000	45,736	(264)

Expiring 04/07/11	JPMorgan Chase	CNY	27	4,000	4,011	11
Expiring 04/28/11	Citigroup Global Markets	CNY	132	20,000	20,030	30
Expiring 04/28/11	JPMorgan Chase	CNY	159	24,000	24,040	40
Expiring 06/15/11	Hong Kong & Shanghai Bank	CNY	718	108,000	109,060	1,060
Expiring 09/14/11	Citigroup Global Markets	CNY	239	36,000	36,504	504
Expiring 09/14/11	Royal Bank of Scotland	CNY	146	22,000	22,274	274
Expiring 09/14/11	UBS Securities	CNY	358	54,000	54,673	673
Expiring 11/04/11	Deutsche Bank	CNY	383	60,000	58,707	(1,293)
Expiring 11/15/11	Deutsche Bank	CNY	497	75,000	76,186	1,186
Expiring 02/13/12	Barclays Capital Group	CNY	2,524	392,329	390,443	(1,886)
Expiring 02/13/12	Barclays Capital Group	CNY	701	108,709	108,439	(270)
Expiring 02/13/12	Citigroup Global Markets	CNY	2,072	322,420	320,521	(1,899)
Expiring 02/13/12	Citigroup Global Markets	CNY	1,458	226,525	225,594	(931)
Expiring 02/13/12	Citigroup Global Markets	CNY	668	103,591	103,318	(273)
Expiring 02/13/12	Deutsche Bank	CNY	664	103,102	102,766	(336)
Expiring 02/13/12	Deutsche Bank	CNY	639	99,178	98,862	(316)
Expiring 02/13/12	JPMorgan Chase	CNY	810	126,000	125,355	(645)
Expiring 02/13/12	JPMorgan Chase	CNY	676	104,910	104,576	(334)
Expiring 02/13/12	UBS Securities	CNY	534	82,867	82,552	(315)
Euro,
Expiring 11/23/10	Barclays Capital Group	EUR	117	154,933	162,794	7,861
Indian Rupee,
Expiring 01/12/11	Barclays Capital Group	INR	1,315	28,000	29,175	1,175
Expiring 01/12/11	Hong Kong & Shanghai Bank	INR	6,299	134,000	139,710	5,710
Expiring 01/12/11	Morgan Stanley	INR	2,302	49,000	51,055	2,055
New Taiwanese Dollar,
Expiring 01/14/11	Deutsche Bank	TWD	1,476	47,713	48,268	555
Expiring 01/14/11	Deutsche Bank	TWD	449	14,278	14,699	421
Expiring 01/14/11	JPMorgan Chase	TWD	1,179	37,334	38,555	1,221

Expiring 01/14/11	Morgan Stanley	TWD	1,815	57,757	59,354	1,597
Expiring 01/14/11	UBS Securities	TWD	983	31,014	32,146	1,132
Singapore Dollar,
Expiring 11/12/10	Citigroup Global Markets	SGD	132	100,000	101,786	1,786
Expiring 11/12/10	Credit Suisse First Boston Corp.	SGD	79	60,000	60,983	983
Expiring 11/12/10	Credit Suisse First Boston Corp.	SGD	8	6,000	6,106	106
Expiring 11/12/10	Hong Kong & Shanghai Bank	SGD	132	100,000	101,678	1,678
Expiring 11/12/10	Royal Bank of Scotland	SGD	119	90,000	91,607	1,607
Expiring 06/09/11	Deutsche Bank	SGD	300	229,952	231,802	1,850
Expiring 06/09/11	Deutsche Bank	SGD	169	129,689	130,380	691
South Korean Won,
Expiring 11/12/10	Barclays Capital Group	KRW	93,292	75,675	82,856	7,181
Expiring 11/12/10	Barclays Capital Group	KRW	80,990	68,214	71,930	3,716
Expiring 11/12/10	Citigroup Global Markets	KRW	171,710	142,711	152,502	9,791
Expiring 11/12/10	Citigroup Global Markets	KRW	46,770	40,000	41,538	1,538
Expiring 11/12/10	Citigroup Global Markets	KRW	35,028	30,000	31,110	1,110
Expiring 11/12/10	Citigroup Global Markets	KRW	34,857	30,000	30,958	958
Expiring 11/12/10	Citigroup Global Markets	KRW	34,641	30,000	30,766	766
Expiring 11/12/10	Citigroup Global Markets	KRW	23,356	20,000	20,743	743
Expiring 11/12/10	Citigroup Global Markets	KRW	23,180	20,000	20,587	587
Expiring 11/12/10	Deutsche Bank	KRW	34,878	30,000	30,977	977
Expiring 11/12/10	Goldman Sachs & Co.	KRW	23,460	20,000	20,836	836
Expiring 11/12/10	JPMorgan Chase	KRW	89,918	76,092	79,860	3,768
Expiring 11/12/10	JPMorgan Chase	KRW	80,203	70,000	71,231	1,231
Expiring 11/12/10	JPMorgan Chase	KRW	35,096	30,000	31,170	1,170
Expiring 11/12/10	Morgan Stanley	KRW	80,577	70,000	71,564	1,564
Expiring 11/12/10	Royal Bank of Scotland	KRW	78,200	64,222	69,452	5,230
Expiring 11/12/10	UBS Securities	KRW	224,690	198,000	199,556	1,556
Expiring 01/19/11	Hong Kong & Shanghai Bank	KRW	206,830	185,000	183,193	(1,807)

Expiring 01/19/11	Morgan Stanley	KRW	246,004	220,000	217,890	(2,110)
Expiring 01/19/11	Morgan Stanley	KRW	32,431	29,000	28,724	(276)
Expiring 05/09/11	Barclays Capital Group	KRW	39,300	34,986	34,750	(236)
Expiring 05/09/11	Citigroup Global Markets	KRW	152,400	134,927	134,756	(171)
Expiring 05/09/11	Citigroup Global Markets	KRW	137,000	122,125	121,139	(986)
Expiring 05/09/11	Citigroup Global Markets	KRW	94,000	83,929	83,117	(812)
Expiring 05/09/11	Goldman Sachs & Co.	KRW	31,654	27,894	27,989	95
Expiring 05/09/11	Hong Kong & Shanghai Bank	KRW	74,000	65,918	65,432	(486)
Expiring 05/09/11	JPMorgan Chase	KRW	171,200	150,966	151,379	413
Expiring 05/09/11	Royal Bank of Scotland	KRW	149,000	131,701	131,749	48

				$8,232,133	$8,272,016	$39,883

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar,
Expiring 12/03/10	Deutsche Bank	AUD	3,283	$3,219,139	$3,202,236	$16,903
Brazilian Real,
Expiring 12/02/10	Hong Kong & Shanghai Bank	BRL	1,297	722,696	757,427	(34,731)
Expiring 03/02/11	Citigroup Global Markets	BRL	1,297	760,496	743,970	16,526
British Pound,
Expiring 12/20/10	UBS Securities	GBP	418	651,167	669,501	(18,334)
Canadian Dollar
Expiring 11/18/10	Royal Bank of Scotland	CAD	198	193,410	194,048	(638)
Chinese Yuan,
Expiring 11/17/10	Barclays Capital Group	CNY	2,524	376,581	378,474	(1,893)
Expiring 11/17/10	Barclays Capital Group	CNY	1,521	226,525	228,105	(1,580)
Expiring 11/17/10	Citigroup Global Markets	CNY	2,072	309,419	310,696	(1,277)
Expiring 11/23/10	Barclays Capital Group	CNY	730	108,709	109,494	(785)
Expiring 11/23/10	Citigroup Global Markets	CNY	696	103,591	104,325	(734)
Expiring 11/23/10	Deutsche Bank	CNY	692	103,102	103,832	(730)
Expiring 11/23/10	Deutsche Bank	CNY	666	99,178	99,925	(747)

Expiring 11/23/10	JPMorgan Chase	CNY	844	126,000	126,590	(590)
Expiring 11/23/10	JPMorgan Chase	CNY	705	104,910	105,685	(775)
Expiring 11/23/10	UBS Securities	CNY	534	79,355	80,030	(675)
Euro,
Expiring 11/23/10	Credit Suisse First Boston Corp.	EUR	31	42,719	43,134	(415)
Expiring 11/23/10	Deutsche Bank	EUR	886	1,134,638	1,232,786	(98,148)
Indian Rupee,
Expiring 03/09/11	UBS Securities	INR	447	9,639	9,818	(179)
Japanese Yen,
Expiring 12/06/10	Royal Bank of Scotland	JPY	20,371	243,743	253,236	(9,493)
Singapore Dollar,
Expiring 11/12/10	Deutsche Bank	SGD	169	129,669	130,372	(703)
Expiring 11/12/10	Deutsche Bank	SGD	300	229,920	231,788	(1,868)
South Korean Won,
Expiring 11/12/10	Barclays Capital Group	KRW	77,587	65,530	68,908	(3,378)
Expiring 11/12/10	Barclays Capital Group	KRW	39,300	35,099	34,904	195
Expiring 11/12/10	Citigroup Global Markets	KRW	152,400	135,274	135,352	(78)
Expiring 11/12/10	Citigroup Global Markets	KRW	137,000	122,705	121,675	1,030
Expiring 11/12/10	Citigroup Global Markets	KRW	94,000	84,154	83,485	669
Expiring 11/12/10	Citigroup Global Markets	KRW	75,727	63,999	67,256	(3,257)
Expiring 11/12/10	Goldman Sachs & Co.	KRW	31,654	27,997	28,113	(116)
Expiring 11/12/10	Hong Kong & Shanghai Bank	KRW	74,000	66,219	65,722	497
Expiring 11/12/10	JPMorgan Chase	KRW	171,200	151,237	152,049	(812)
Expiring 11/12/10	Royal Bank of Scotland	KRW	149,000	132,186	132,333	(147)
Expiring 11/12/10	Royal Bank of Scotland	KRW	75,832	64,139	67,349	(3,210)
Expiring 11/12/10	Royal Bank of Scotland	KRW	56,578	48,000	50,249	(2,249)
Expiring 11/12/10	Royal Bank of Scotland	KRW	56,568	48,000	50,240	(2,240)

				$10,019,145	$10,173,107	$(153,962)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of October 31, 2010.

Interest rate swap agreements outstanding at October 31, 2010:

Counterparty	Termination Date	Notional Amount (000)#		Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)
Citigroup, Inc.(2)	11/02/15		$5,600	1.60%	3 Month LIBOR	$(48,299)	$(14,560)	$(33,739)
Barclays Bank PLC(1)	12/15/17	AUD	400	5.50%	6 month Australian Bank Bill rate	(2,805)	(1,979)	(826)
Deutsche Bank(1)	12/15/17	AUD	200	5.50%	6 month Australian Bank Bill rate	(1,403)	(884)	(519)
Barclays Capital, Inc.(1)	01/02/14	BRL	2,100	11.99%	Brazilian interbank lending rate	18,016	572	17,444
Goldman Sachs & Co. (1)	01/02/14	BRL	4,400	11.96%	Brazilian interbank lending rate	36,138	(5,436)	41,574
Merrill Lynch & Co. (1)	01/02/14	BRL	2,900	11.86%	Brazilian interbank lending rate	9,684	4,375	5,309
Morgan Stanley & Co.(1)	01/02/13	BRL	2,700	11.98%	Brazilian interbank lending rate	23,728	20,220	3,508

						$35,059	$2,308	$32,751

(1)	Fund pays the floating rate and receives the fixed rate.
(2)	Porfolio pays the fixed rate and receives the floating rate.
(3)	The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of October 31, 2010.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at October 31, 2010:

Counterparty	Termination Date	Notional Amount (000)(4)#	Fixed Rate	Reference Entity/Obligation	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
Credit default swaps on credit indices - Sell Protection (1):
Bank of America Securities LLC	12/20/19	$1,200	1.00%	Dow Jones CDX IG3 10Y Index	$(4,825)	$(13,315)	$8,490
Morgan Stanley & Co.	12/20/15	470	0.46%	Dow Jones CDX IG5 10Y Index	(49,832)	—	(49,832)
Morgan Stanley & Co.	12/20/15	1,500	0.46%	Dow Jones CDX IG5 10Y Index	(158,666)	—	(158,666)

					$(213,323)	$(13,315)	$(200,008)

Counterparty	Termination Date	Notional Amount (000)(4)#	Fixed Rate	Reference Entity/Obligation	Implied Credit Spread at October 31, 2010(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation(6)
Credit default swaps on corporate and/or sovereign issues - Sell Protection (1):
Goldman Sachs & Co.	12/20/10	$300	1.00%	Sprint Nextel Corp., 6.00%, due 12/01/16	0.684%	$489	$(386)	$875

The Fund entered into credit default swap agreements on corporate issues, sovereign issues, asset-backed securities and credit indices as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

Counterparty	Termination Date	Notional Amount (000)(4)#	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
Credit default swaps - Buy Protection (2):
UBS AG	06/20/17	$500	0.56%	Cardinal Health Inc., 6.00%, due 06/15/17	$12,539	$—	$12,539
Bank of America Securities LLC	03/20/18	2,000	1.83%	Con-way, Inc., 7.25%, due 01/15/18	108,883	—	108,883
Merrill Lynch & Co.	12/20/11	272	0.00%	Dow Jones CDX HY7 Index	44,674	22,910	21,764
Deutsche Bank	06/20/18	1,646	1.50%	Dow Jones CDX IG10 10Y Index	(26,881)	(20,614)	(6,267)
Goldman Sachs & Co.	06/20/18	4,453	1.50%	Dow Jones CDX IG10 10Y Index	(72,737)	(111,159)	38,422
Morgan Stanley & Co.	06/20/18	4,356	1.50%	Dow Jones CDX IG10 10Y Index	(71,157)	(89,505)	18,348
Deutsche Bank	06/20/13	1,258	1.55%	Dow Jones CDX IG10 5Y Index	(22,814)	(2,831)	(19,983)
Goldman Sachs	06/20/13	4,937	1.55%	Dow Jones CDX IG10 5Y Index	(89,499)	36,863	(126,362)
Morgan Stanley & Co.	12/20/12	700	0.14%	Dow Jones CDX IG5 Index	8,316	—	8,316
Morgan Stanley & Co.	12/20/12	2,100	0.14%	Dow Jones CDX IG5 Index	24,947	—	24,947
Barclays Bank PLC	12/20/17	1,065	0.80%	Dow Jones CDX IG9 10Y Index	32,229	9,642	22,587
Goldman Sachs	12/20/17	1,646	0.80%	Dow Jones CDX IG9 10Y Index	49,809	20,542	29,267
Merrill Lynch & Co.	12/20/17	194	0.80%	Dow Jones CDX IG9 10Y Index	5,860	1,637	4,223
Morgan Stanley & Co.	12/20/17	1,549	0.80%	Dow Jones CDX IG9 10Y Index	46,879	27,506	19,373
Barclays Bank PLC	06/20/13	200	1.00%	Embarq Corp., 7.08%, due 06/01/16	(1,679)	(2,537)	858
Deutsche Bank	03/20/14	400	1.25%	Embarq Corp., 7.08%, due 06/01/16	(4,848)	—	(4,848)
Deutsche Bank	03/20/14	200	1.27%	Embarq Corp., 7.08%, due 06/01/16	(2,562)	—	(2,562)
Deutsche Bank	03/20/14	100	1.43%	Embarq Corp., 7.08%, due 06/01/16	(1,817)	—	(1,817)
Bank of America Securities LLC	06/20/17	1,000	1.73%	Marriott International, 6.375%, due 06/15/17	(43,004)	—	(43,004)
Deutsche Bank	06/20/18	1,000	0.84%	Spectra Energy Capital, 6.20%, due 04/15/18	5,570	—	5,570
Citigroup, Inc.	02/09/46	600	2.20%	Vertical CDO, Ltd., 7.01%, due 02/09/46	580,768	—	580,768

					$583,476	$(107,546)	$691,022

(1)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	The amount represents the fair value of derivative instruments subject to credit contracts risk exposure as of October 31, 2010.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities, generally for stocks and mutual funds with daily NAVs

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc., and amortized cost), generally for foreign stocks priced through vendor modeling tools and debt securities

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$51,081,622	$—	$—
Preferred Stock	71,576	—	—
Asset-Backed Securities	—	2,186,821	—
Bank Loans	—	991,217	—
Corporate Bonds	—	32,153,729	—
Foreign Government Bonds	—	2,976,989	—
Municipal Bonds	—	3,690,015	—
Residential Mortgage-Backed Securities	—	3,109,589	31,588
U.S. Government Mortgage-Backed Obligations	—	24,791,551	—
U.S. Treasury Obligations	—	6,682,430	—
Affiliated Money Market Mutual Fund	3,243,025	—	—
Repurchase Agreements	—	17,300,000	—
Options Written	(6,562)	(27,520)	(28,028)
Other Financial Instruments*
Futures	(26,848)	—	—
Forward foreign currency exchange contracts	—	(114,079)	—
Interest rate swap agreements	—	32,751	—
Credit default swap agreements	—	491,889	—

Total	$54,362,813	$94,265,382	$3,560

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Target Growth Allocation Fund

Schedule of Investments

as of October 31, 2010 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 97.2%
COMMON STOCKS 97.1%
Aerospace & Defense — 3.1%
1,600	AAR Corp.*	$35,264
28,800	BAE Systems PLC (United Kingdom)	159,072
10,658	Boeing Co. (The)	752,881
1,700	Elbit Systems Ltd. (Israel)	90,857
10,310	Embraer-Empresa Brasileira de Aeronautica SA, ADR (Brazil)	297,443
6,200	Finmeccanica SpA (Italy)	86,551
21,224	General Dynamics Corp.	1,445,779
3,450	Goodrich Corp.	283,141
4,400	Hexcel Corp.*	78,188
3,010	Honeywell International, Inc.	141,801
7,600	Lockheed Martin Corp.	541,804
1,225	Moog, Inc. (Class A Stock)*	46,060
13,200	Northrop Grumman Corp.	834,372
900	Teledyne Technologies, Inc.*	37,413
250	TransDigm Group, Inc.*	16,568
866	Triumph Group, Inc.	72,389
11,331	United Technologies Corp.	847,219

		5,766,802

Air Freight & Logistics — 0.4%
1,107	Atlas Air Worldwide Holdings, Inc.*	57,852
7,755	FedEx Corp.	680,268

		738,120

Airlines — 0.1%
119,300	Air New Zealand Ltd. (New Zealand)	122,780
8,660	JetBlue Airways Corp.*	60,447

		183,227

Apparel & Textile — 0.1%
1,425	Wolverine World Wide, Inc.	41,496
27,000	Yue Yuen Industrial Holdings Ltd. (Bermuda)	96,836

		138,332

Auto Components — 0.3%
15,830	Johnson Controls, Inc.	555,950

Auto Parts & Equipment — 0.2%
7,827	American Axle & Manufacturing Holdings, Inc.*	72,165
5,274	ArvinMeritor, Inc.*	87,443
4,400	Keihin Corp. (Japan)	93,774
2,549	WABCO Holdings, Inc.*	118,324

		371,706

Auto Related
1,525	Tenneco, Inc.*	49,745

Automobile Manufacturers — 0.7%
2,315	Bayerische Motoren Werke AG (Germany)	165,967
2,580	Ford Motor Co.*	36,456
1,600	Hyundai Motor Co. (South Korea)	241,724
12,000	Nissan Shatai Co. Ltd. (Japan)	93,352
8,282	Toyota Motor Corp. (Japan)	294,249
2,656	Volkswagen AG (PRFC Shares) (Germany)	399,237

		1,230,985

Automobiles — 0.1%
7,300	Harley-Davidson, Inc.	223,964

Automotive Parts — 0.1%
200	Georg Fischer AG (Switzerland)*	85,768
17,500	Yokohama Rubber Co. Ltd. (The) (Japan)	87,641

		173,409

Banks — 1.0%
7,100	Banco Espanol de Credito SA (Spain)	71,199
1,434	FirstMerit Corp.	24,636
27,000	Fukuoka Financial Group, Inc. (Japan)	105,020
15,600	Itau Unibanco Holding SA, (PRFC Shares) ADR (Brazil)	383,136
4,166	Julius Baer Group Ltd. (Switzerland)	175,861
54,400	Mitsubishi UFJ Financial Group, Inc. (Japan)	253,511
43,000	Nishi-Nippon City Bank Ltd. (The) (Japan)	117,559
4,054	Northern Trust Corp.	201,200
12,987	Standard Chartered PLC (United Kingdom)	375,721
28,300	Turkiye Garanti Bankasi AS (Turkey)	173,626
559	UMB Financial Corp.	20,717
1,500	United Bankshares, Inc.	40,080

		1,942,266

Beverages — 1.1%
5,560	Anheuser-Busch InBev NV, ADR (Belgium)	349,724
9,240	Coca-Cola Co. (The)	566,597
8,200	Greene King PLC (United Kingdom)	54,948
4,080	Heineken NV (Netherlands)	206,814
3,600	Molson Coors Brewing Co. (Class B Stock)	170,028
6,653	PepsiCo, Inc.	434,441
7,328	SABMiller PLC (United Kingdom)	237,601

		2,020,153

Biotechnology — 0.8%
1,040	Alexion Pharmaceuticals, Inc.*	71,032
8,540	Amgen, Inc.*	488,403
6,370	Celgene Corp.*	395,386
930	Genzyme Corp.*	67,081
9,920	Gilead Sciences, Inc.*	393,526
1,396	Regeneron Pharmaceuticals, Inc.*	36,408
2,365	Seattle Genetics, Inc.*	38,762

		1,490,598

Broadcasting — 0.1%
13,026	British Sky Broadcasting Group PLC (United Kingdom)	147,463

Building Materials & Construction — 0.1%
4,000	Lafarge SA (France)	228,590

Building Products
700	A.O. Smith Corp.	39,221

Business Services — 0.4%
2,700	ICON PLC, ADR (Ireland)*	52,245
2,995	MasterCard, Inc. (Class A Stock)	718,980
1,200	URS Corp.*	46,716

		817,941

Capital Markets — 1.5%
4,550	Apollo Investment Corp.	50,005
3,475	Ares Capital Corp.	58,171
2,500	Fifth Street Finance Corp.	29,500
13,839	Goldman Sachs Group, Inc. (The)	2,227,387
450	KBW, Inc.	11,385
3,300	MF Global Holdings Ltd.*	25,839
6,000	Morgan Stanley	149,220
4,200	State Street Corp.	175,392
750	Waddell & Reed Financial, Inc. (Class A Stock)	21,803

		2,748,702

Chemicals — 4.4%
4,460	Air Products & Chemicals, Inc.	378,966
2,300	BASF SE (Germany)	167,357
9,800	Celanese Corp. (Class A Stock)	349,370
5,300	Clariant AG (Switzerland)*	89,621
52,723	Dow Chemical Co. (The)	1,625,450
10,554	Huntsman Corp.	146,173
2,570	Intrepid Potash, Inc.*	88,228
20,500	Kingboard Chemical Holdings Ltd. (Cayman Islands)	99,706
2,600	Koninklijke DSM NV (Netherlands)	139,030
925	Kraton Performance Polymers, Inc.*	30,026
27,579	Monsanto Co.	1,638,744
9,000	Nippon Shokubai Co. Ltd. (Japan)	85,001
930	Potash Corp. of Saskatchewan, Inc. (Canada)	134,934
17,524	PPG Industries, Inc.	1,344,091
16,900	Praxair, Inc.	1,543,646
2,350	Scotts Miracle-Gro Co. (The) (Class A Stock)	125,490
1,600	Sensient Technologies Corp.	51,696
19,000	Toagosei Co. Ltd. (Japan)	83,348
1,800	Valspar Corp. (The)	57,780

		8,178,657

Clothing & Apparel — 0.9%
19,568	NIKE, Inc. (Class B Stock)	1,593,618

Commercial Banks — 3.3%
22,600	Bank Hapoalim BM (Israel)*	102,510
14,600	Bank of Ireland (Ireland)*	10,831
325	Danvers Bancorp, Inc.	4,885

27,251	Fifth Third Bancorp	342,272
3,470	ICICI Bank Ltd., ADR (India)	182,453
33,000	Industrial & Commercial Bank of China Asia Ltd. (Hong Kong)	122,187
50,461	Intesa Sanpaolo SpA (Italy)	177,511
41,285	KeyCorp	338,124
37,203	PNC Financial Services Group, Inc.	2,005,242
1,125	Prosperity Bancshares, Inc.	34,976
19,300	Regions Financial Corp.	121,590
2,000	Societe Generale (France)	119,765
100	Territorial Bancorp, Inc.	1,697
1,699	Trustmark Corp.	37,531
175	United Financial Bancorp, Inc.	2,369
300	Verwaltungs-und Privat-Bank AG (Liechtenstein)	32,590
98,235	Wells Fargo & Co.	2,561,969

		6,198,502

Commercial Services — 0.5%
525	Consolidated Graphics, Inc.*	24,439
2,000	Corrections Corp. of America*	51,340
12,900	Davis Service Group PLC (United Kingdom)	85,948
1,118	FTI Consulting, Inc.*	39,644
4,795	GEO Group, Inc. (The)*	122,992
8,130	Moody's Corp.	219,998
2,165	Sotheby's	94,913
2,594	SuccessFactors, Inc.*	70,349
3,495	Waste Connections, Inc.	142,386

		852,009

Commercial Services & Supplies — 0.2%
2,085	Monster Worldwide, Inc.*	37,655
7,202	Waste Management, Inc.	257,256

		294,911

Communication Equipment — 0.1%
3,850	Juniper Networks, Inc.*	124,701

Computer Hardware — 2.5%
14,507	Apple, Inc.*	4,364,721
6,671	Logitech International SA (Switzerland)*	126,498
3,464	Radiant Systems, Inc.*	67,583

		4,558,802

Computer Services & Software — 2.3%
14,440	Accenture PLC (Class A Stock) (Ireland)	645,612
4,698	Allscripts Healthcare Solutions, Inc.*	89,685
11,390	Autodesk, Inc.*	412,090
3,900	Cognizant Technology Solutions Corp. (Class A Stock)*	254,241
29,180	EMC Corp.*	613,072
1,600	Global Payments, Inc.	62,336
3,705	Informatica Corp.*	150,756
3,100	Itochu Techno-Solutions Corp. (Japan)	105,748
9,390	MSCI, Inc. (Class A Stock)*	336,632
11,050	Nuance Communications, Inc.*	173,596
2,334	Riverbed Technology, Inc.*	134,298

5,461	salesforce.com, Inc.*	633,858
6,708	SAP AG (Germany)	349,829
4,400	Tieto Oyj (Finland)	84,143
5,530	VeriFone Systems, Inc.*	187,080

		4,232,976

Computer Software — 0.1%
2,840	Red Hat, Inc.*	120,018

Computers & Peripherals — 0.7%
32,177	Hewlett-Packard Co.	1,353,365
2,200	QLogic Corp.*	38,654

		1,392,019

Construction — 0.2%
1,200	Ciments Francais SA (France)	110,281
10,700	COMSYS Holdings Corp. (Japan)	95,073
21,300	Downer EDI Ltd. (Australia)	105,782
1,000	Meritage Homes Corp.*	18,310
1,690	Texas Industries, Inc.	57,748

		387,194

Construction & Engineering — 0.1%
1,375	MYR Group, Inc.*	21,436
42,000	SembCorp Industries Ltd. (Singapore)	148,621

		170,057

Consumer Finance — 0.6%
19,136	American Express Co.	793,378
7,400	Capital One Financial Corp.	275,798
1,325	First Cash Financial Services, Inc.*	38,518

		1,107,694

Consumer Products & Services — 0.6%
2,440	Avon Products, Inc.	74,298
490	Colgate-Palmolive Co.	37,789
5,294	Lauder, (Estee) Cos., Inc. (The)(Class A Stock)	376,774
59,700	Pacific Brands Ltd. (Australia)*	63,450
4,762	Reckitt Benckiser Group PLC (United Kingdom)	266,378
1,000	Snap-on, Inc.	51,000
1,100	Toro Co. (The)	62,436
4,469	Vitamin Shoppe, Inc.*	124,283
1,877	Whirlpool Corp.	142,333

		1,198,741

Containers & Packaging — 0.1%
2,450	Packaging Corp. of America	59,854
23,200	Rexam PLC (United Kingdom)	118,104
1,900	Silgan Holdings, Inc.	64,125

		242,083

Cosmetics & Toiletries — 0.1%
8,000	Natura Cosmeticos SA (Brazil)	228,666

Distribution/Wholesale — 0.3%
35,000	Marubeni Corp. (Japan)	220,082
16,000	Sumitomo Corp. (Japan)	202,808
2,800	Toyota Tsusho Corp. (Japan)	43,460
700	Watsco, Inc.	39,179

		505,529

Diversified Financial Services — 2.3%
97,369	Bank of America Corp.	1,113,901
30,820	BM&FBOVESPA SA (Brazil)	257,030
34,100	Challenger Financial Services Group Ltd. (Australia)	153,652
119,607	Citigroup, Inc.*	498,761
2,601	Duff & Phelps Corp. (Class A Stock)	36,258
3,500	Fuyo General Lease Co. Ltd. (Japan)	99,428
52,338	JPMorgan Chase & Co.	1,969,479
1,747	optionsXpress Holdings, Inc.*	27,899
15,100	Tullett Prebon PLC (United Kingdom)	95,815

		4,252,223

Diversified Manufacturing Operations — 0.2%
4,227	Eaton Corp.	375,484

Diversified Operations — 0.2%
2,454	LVMH Moet Hennessy Louis Vuitton SA (France)	384,585

Diversified Telecommunication Services — 1.0%
29,892	AT&T, Inc.	851,922
9,000	CenturyLink, Inc.	372,420
21,964	Verizon Communications, Inc.	713,171

		1,937,513

Electric — 0.4%
10,770	AES Corp. (The)*	128,594
1,575	Cleco Corp.	49,250
7,200	E.ON AG (Germany)	225,473
3,800	RWE AG (Germany)	272,377

		675,694

Electric Utilities — 1.5%
23,016	American Electric Power Co., Inc.	861,719
22,200	Edison International	819,180
51,100	Enel SpA (Italy)	291,775
15,500	Exelon Corp.	632,710
4,500	NextEra Energy, Inc.	247,680

		2,853,064

Electrical Equipment — 0.3%
5,500	Emerson Electric Co.	301,950
1,660	Energizer Holdings, Inc.*	124,135
400	EnerSys*	10,544
9,071	GrafTech International Ltd.*	149,399

		586,028

Electronic Components & Equipment — 1.0%
7,240	Agilent Technologies, Inc.*	251,952
21,257	Broadcom Corp. (Class A Stock)	866,010
1,700	Checkpoint Systems, Inc.*	37,400
2,253	Coherent, Inc.*	94,536
2,837	DTS, Inc.*	112,913
1,504	Fanuc Ltd. (Japan)	217,741
3,000	FLIR Systems, Inc.*	83,520
3,542	Universal Electronics, Inc.*	74,594
3,187	Vestas Wind Systems A/S (Denmark)*	101,711

		1,840,377

Electronic Equipment & Instruments — 0.2%
860	Itron, Inc.*	52,262
10,675	Tyco Electronics Ltd. (Switzerland)	338,184

		390,446

Electronics
3,072	Gentex Corp.	61,379

Energy Equipment & Services — 0.3%
5,200	Diamond Offshore Drilling, Inc.	344,032
4,700	Halliburton Co.	149,742
1,150	Oil States International, Inc.*	58,788
1,425	Unit Corp.*	55,903

		608,465

Engineering/Construction — 0.1%
2,160	Fluor Corp.	104,090

Entertainment & Leisure — 1.3%
2,940	Bally Technologies, Inc.*	106,075
13,031	Carnival Corp. (Panama)	562,548
8,506	Carnival PLC (United Kingdom)	366,638
5,780	Hasbro, Inc.	267,325
6,840	Las Vegas Sands Corp.*	313,819
1,600	Life Time Fitness, Inc.*	57,808
5,090	Pinnacle Entertainment, Inc.*	65,152
7,120	Royal Caribbean Cruises Ltd. (Liberia)*	281,525
10,524	Shuffle Master, Inc.*	99,031
25,000	Tabcorp Holdings Ltd. (Australia)	180,727
14,700	Tatts Group Ltd. (Australia)	35,998
24,000	Thomas Cook Group PLC (United Kingdom)	69,568

		2,406,214

Environmental Control — 0.1%
1,980	Stericycle, Inc.*	142,045

Equipment Services
3,600	Kyoei Steel Ltd. (Japan)	43,977

Exchange Traded Fund — 0.1%
1,775	iShares Russell 2000 Value Index Fund	114,274

Farming & Agriculture — 0.1%
33,100	AWB Ltd. (Australia)*	48,148

1,770	Bunge Ltd.	106,324
116,366	Chaoda Modern Agriculture Holdings Ltd. (Cayman Islands)	94,879

		249,351

Financial - Bank & Trust — 1.7%
3,350	Astoria Financial Corp.	41,607
12,300	Banco Bilbao Vizcaya Argentaria SA (Spain)	161,777
28,500	Banco Santander SA (Spain)	366,162
600	Bank of Hawaii Corp.	25,914
31,300	Barclays PLC (United Kingdom)	137,722
6,871	BNP Paribas (France)	502,541
7,520	Charles Schwab Corp. (The)	115,808
98,888	China Merchants Bank Co. Ltd. (Class H Stock) (China)	280,669
7,600	Credit Agricole SA (France)	124,553
4,700	Credit Suisse Group AG (Switzerland)	194,152
2,200	Danske Bank A/S (Denmark)*	58,510
4,500	Deutsche Bank AG (Germany)	259,419
3,561	Dexia NV/SA (Belgium)*	15,855
2,480	IntercontinentalExchange, Inc.*	284,878
110,000	Mizuho Financial Group, Inc. (Japan)	159,935
6,200	National Australia Bank Ltd. (Australia)	154,623
3,206	Northwest Bancshares, Inc.	36,356
6,400	Sumitomo Mitsui Financial Group, Inc. (Japan)	191,833
10,000	Sumitomo Trust & Banking Co. Ltd. (The) (Japan)	54,803

		3,167,117

Financial Services — 2.0%
3,300	Associated Banc-Corp.	41,811
600	CME Group, Inc.	173,790
5,600	DnB NOR ASA (Norway)	76,877
1,900	Eaton Vance Corp.	54,663
3,710	Franklin Resources, Inc.	425,537
6,500	Hitachi Capital Corp. (Japan)	86,591
16,910	Hong Kong Exchanges and Clearing Ltd. (Hong Kong)	372,178
375,600	Industrial & Commercial Bank of China Ltd. (Class H Stock) (China)	302,370
10,900	Irish Life & Permanent Group Holdings PLC (Ireland)*	23,060
2,200	Jefferies Group, Inc.	52,646
1,100	Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	172,007
2,350	Raymond James Financial, Inc.	66,317
71,251	U.S. Bancorp	1,722,849
2,460	Visa, Inc. (Class A Stock)	192,298

		3,762,994

Food — 1.6%
3,500	Axfood AB (Sweden)	122,768
1,600	Casino Guichard Perrachon SA (France)	150,315
11,800	Dairy Crest Group PLC (United Kingdom)	70,035
2,500	Delhaize Group (Belgium)	174,637
88,500	Goodman Fielder Ltd. (Australia)	128,735
6,092	Kellogg Co.	306,184
8,100	Koninklijke Ahold NV (Netherlands)	111,947
14,044	Kraft Foods, Inc. (Class A Stock)	453,200
34,870	Marston's PLC (United Kingdom)	56,265
18,727	Nestle SA (Switzerland)	1,025,746

26,000	Nichirei Corp. (Japan)	113,409
46,600	Northern Foods PLC (United Kingdom)	35,282
1,400	Nutreco NV (Netherlands)	101,869
9,700	Tate & Lyle PLC (United Kingdom)	78,025
3,420	Whole Foods Market, Inc.*	135,945

		3,064,362

Food & Staples Retailing — 1.4%
3,815	BJ's Restaurants, Inc.*	126,467
27,235	CVS Caremark Corp.	820,318
7,158	Dean Foods Co.*	74,443
22,700	Safeway, Inc.	519,830
19,108	Wal-Mart Stores, Inc.	1,035,081

		2,576,139

Food Products — 0.2%
12,500	ConAgra Foods, Inc.	281,125

Gas Utilities — 0.2%
7,525	Sempra Energy	402,437

Hand/Machine Tools
1,533	Regal-Beloit Corp.	88,469

Healthcare Equipment & Supplies — 0.2%
2,110	Cutera, Inc.*	15,255
4,700	Medtronic, Inc.	165,487
850	Teleflex, Inc.	47,387
3,379	Thoratec Corp.*	110,291
550	West Pharmaceutical Services, Inc.	19,630

		358,050

Healthcare Products — 0.8%
6,310	Baxter International, Inc.	321,179
4,348	Bruker Corp.*	65,177
1,000	Cantel Medical Corp.	18,520
16,435	Covidien PLC (Ireland)	655,263
1,540	Henry Schein, Inc.*	86,471
5,390	Hospira, Inc.*	320,597

		1,467,207

Healthcare Providers & Services — 0.5%
1,200	Amedisys, Inc.*	30,552
8,700	Cardinal Health, Inc.	301,803
4,800	CIGNA Corp.	168,912
770	Express Scripts, Inc.*	37,360
1,000	MEDNAX, Inc.*	59,210
7,033	UnitedHealth Group, Inc.	253,540

		851,377

Healthcare Services — 0.2%
1,600	AMERIGROUP Corp.*	66,768
1,900	Astellas Pharma, Inc. (Japan)	70,692
2,493	Centene Corp.*	55,644
900	Covance, Inc.*	42,291

2,178	Genoptix, Inc.*	37,069
1,800	Healthways, Inc.*	18,864

		291,328

Holding Companies — 0.1%
94,000	Dah Chong Hong Holdings Ltd. (Hong Kong)	110,599

Hotels, Restaurants & Leisure — 2.5%
655	Buffalo Wild Wings, Inc.*	30,805
785	Choice Hotels International, Inc.	29,853
3,840	Marriott International, Inc. (Class A Stock)	142,272
36,775	McDonald's Corp.	2,859,992
210	Orient-Express Hotels Ltd. (Class A Stock) (Bermuda)*	2,659
6,195	Wynn Resorts Ltd.	663,918
18,168	Yum! Brands, Inc.	900,406

		4,629,905

Household Durables
1,500	Fortune Brands, Inc.	81,075

Household Products — 0.3%
10,108	Kimberly-Clark Corp.	640,241

Independent Power Producers & Energy Traders — 0.1%
19,600	Drax Group PLC (United Kingdom)	119,563

Industrial Conglomerates — 0.9%
6,020	3M Co.	507,004
38,098	General Electric Co.	610,330
12,274	Tyco International Ltd. (Switzerland)	469,849

		1,587,183

Industrial Products — 0.5%
1,400	Harsco Corp.	32,452
21,200	Kurabo Industries Ltd. (Japan)	32,668
5,697	Precision Castparts Corp.	778,096

		843,216

Insurance — 3.8%
10,072	Aflac, Inc.	562,924
2,200	Allianz SE (Germany)	275,700
25,300	Allstate Corp. (The)	771,397
900	Aspen Insurance Holdings Ltd. (Bermuda)	25,533
18,200	Aviva PLC (United Kingdom)	116,098
1,400	Baloise Holding AG (Switzerland)	129,394
45,100	Beazley PLC (United Kingdom)	87,225
6,325	Brit Insurance Holdings NV (United Kingdom)*	105,910
6,878	China Life Insurance Co. Ltd. (Class H Stock) (China)	30,125
8,325	CNO Financial Group, Inc.*	45,288
107	Dai-ichi Life Insurance Co. Ltd. (The) (Japan)	129,778
1,575	Delphi Financial Group, Inc. (Class A Stock)	42,635
21,500	Genworth Financial, Inc. (Class A Stock)*	243,810
1,675	Hanover Insurance Group, Inc. (The)	75,794
2,262	HCC Insurance Holdings, Inc.	59,898
26,300	ING Groep NV, CVA (Netherlands)*	280,757
96,100	Legal & General Group PLC (United Kingdom)	154,603

20,599	Lincoln National Corp.	504,264
4,900	Loews Corp.	193,452
7,000	Marsh & McLennan Cos., Inc.	174,860
29,280	MetLife, Inc.	1,180,862
4,243	MGIC Investment Corp.*	37,423
44,900	Old Mutual PLC (United Kingdom)	93,458
2,400	Protective Life Corp.	57,528
1,300	Reinsurance Group of America, Inc.	65,091
4,100	SCOR SE (France)	100,832
1,300	State Auto Financial Corp.	20,358
3,200	Swiss Reinsurance Co. Ltd. (Switzerland)	153,813
1,700	Tower Group, Inc.	41,276
11,073	Travelers Cos., Inc. (The)	611,230
1,200	United Fire & Casualty Co.	24,036
3,400	Unum Group	76,228
15,900	XL Group PLC (Ireland)	336,285
1,100	Zurich Financial Services AG (Switzerland)	269,285

		7,077,150

Internet Services — 2.1%
11,828	Amazon.com, Inc.*	1,953,276
1,600	Digital River, Inc.*	59,616
1,570	Google, Inc. (Class A Stock)*	962,394
2,296	priceline.com, Inc.*	865,156
7,883	TIBCO Software, Inc.*	151,511

		3,991,953

Internet Software & Services — 2.5%
16,224	Baidu, Inc., ADR (Cayman Islands)*	1,784,802
82,718	Oracle Corp.	2,431,909
10,700	VeriSign, Inc.*	371,825

		4,588,536

IT Services — 1.1%
975	CACI International, Inc. (Class A Stock)*	48,867
12,933	International Business Machines Corp.	1,857,179
50,600	Logica PLC (United Kingdom)	104,998
3,400	SRA International, Inc. (Class A Stock)*	68,034

		2,079,078

Life Science Tools & Services — 0.3%
11,020	Thermo Fisher Scientific, Inc.*	566,648

Machinery — 0.9%
2,500	Actuant Corp. (Class A Stock)	56,175
4,770	Bucyrus International, Inc.	325,123
6,531	Cummins, Inc.	575,381
525	Lincoln Electric Holdings, Inc.	31,374
11,244	PACCAR, Inc.	576,367
675	Valmont Industries, Inc.	53,224

		1,617,644

Machinery & Equipment — 0.2%
3,002	Caterpillar, Inc.	235,957

8,700	Kyowa Exeo Corp. (Japan)	76,654
1,100	Rheinmetall AG (Germany)	79,244

		391,855

Machinery — Construction & Mining — 0.2%
14,963	Komatsu Ltd. (Japan)	366,684

Manufacturing — 1.0%
40,896	Danaher Corp.	1,773,251

Media — 2.0%
10,500	CBS Corp. (Class B Stock)	177,765
21,600	Comcast Corp. (Special Class A Stock)	417,528
23,340	DIRECTV (Class A Stock)*	1,014,356
8,380	Discovery Communications, Inc. (Class A Stock)*	373,832
1,900	Lagardere SCA (France)	81,039
9,298	Pearson PLC (United Kingdom)	142,208
2,950	Publicis Groupe SA (France)	146,948
2,700	Thomson Reuters Corp. (Canada)	103,113
3,998	Time Warner Cable, Inc.	231,364
15,000	Time Warner, Inc.	487,650
1,175	Valassis Communications, Inc.*	38,775
14,727	Walt Disney Co. (The)	531,792
1,025	Wiley, (John) & Sons, Inc. (Class A Stock)	44,239

		3,790,609

Medical Supplies & Equipment — 0.4%
4,600	Fresenius Medical Care AG & Co. KGaA (Germany)	293,034
895	Quality Systems, Inc.	57,513
1,861	Sirona Dental Systems, Inc.*	70,067
15,200	Smith & Nephew PLC (United Kingdom)	133,713
2,890	St. Jude Medical, Inc.*	110,687
1,439	Vital Images, Inc.*	19,139

		684,153

Metals & Mining — 2.3%
6,800	ArcelorMittal (Luxembourg)	218,578
6,744	BHP Billiton Ltd. (Australia)	276,926
5,518	BHP Billiton Ltd., ADR (Australia)	455,732
18,019	BHP Billiton PLC, ADR (United Kingdom)	1,275,745
23,600	BlueScope Steel Ltd. (Australia)	46,119
11,400	Boliden AB (Sweden)	193,537
10,519	Freeport-McMoRan Copper & Gold, Inc.	995,939
2,280	Northwest Pipe Co.*	42,910
58,200	OneSteel Ltd. (Australia)	153,926
3,990	Southern Copper Corp.	170,772
3,575	Thompson Creek Metals Co., Inc. (Canada)*	43,043
2,500	ThyssenKrupp AG (Germany)	91,999
1,800	Timken Co.	74,556
3,250	Titanium Metals Corp.*	63,895
5,512	United States Steel Corp.	235,858

		4,339,535

Miscellaneous Manufacturing
14,700	AGFA-Gevaert NV (Belgium)*	85,726

Multi-Line Insurance
4,300	AXA SA (France)	78,281

Multi-Line Retail — 0.2%
13,900	JC Penney Co., Inc.	433,402

Multi-Utilities — 0.3%
4,000	Dominion Resources, Inc.	173,840
1,100	NorthWestern Corp.	32,747
11,840	Public Service Enterprise Group, Inc.	383,024

		589,611

Office Electronics — 0.3%
5,202	Canon, Inc. (Japan)	240,480
34,500	Xerox Corp.	403,650

		644,130

Oil & Gas — 1.6%
19,873	Anadarko Petroleum Corp.	1,223,581
10,702	BG Group PLC (United Kingdom)	208,439
4,874	Brigham Exploration Co.*	102,793
14,260	Cairn Energy PLC (United Kingdom)*	88,177
4,200	Caltex Australia Ltd. (Australia)	47,806
10,396	Hess Corp.	655,260
6,263	Oasis Petroleum, Inc.*	133,214
4,000	Statoil ASA (Norway)	87,354
7,100	Total SA (France)	385,836

		2,932,460

Oil, Gas & Consumable Fuels — 6.7%
1,904	Air Liquide SA (France)	246,291
12,215	Apache Corp.	1,233,959
28,300	BP PLC (United Kingdom)	193,087
2,100	Cabot Oil & Gas Corp.	60,858
2,000	Cameron International Corp.*	87,500
6,120	Canadian Natural Resources Ltd. (Canada)	222,802
13,000	Chesapeake Energy Corp.	282,100
8,600	Chevron Corp.	710,446
164,725	CNOOC Ltd. (Hong Kong)	341,298
32,745	ConocoPhillips	1,945,053
1,000	Core Laboratories NV (Netherlands)	77,770
8,700	ENI SpA (Italy)	196,040
11,179	EOG Resources, Inc.	1,070,054
9,882	Exxon Mobil Corp.	656,857
12,800	JX Holdings, Inc. (Japan)	75,238
4,755	Lufkin Industries, Inc.	232,282
14,400	Marathon Oil Corp.	512,208
950	Noble Energy, Inc.	77,406
13,162	Occidental Petroleum Corp.	1,034,928
1,700	OMV AG (Austria)	63,517
1,100	ONEOK, Inc.	54,802
6,800	Repsol YPF SA (Spain)	188,576
2,300	Resolute Energy Corp.*	27,623
16,200	Royal Dutch Shell PLC (Class B Stock) (United Kingdom)	518,775
11,000	Royal Dutch Shell PLC (Class B Stock), ADR (United Kingdom)	707,520

15,963	Schlumberger Ltd. (Netherlands)	1,115,654
4,547	Seadrill Ltd. (Bermuda)	137,731
1,200	South Jersey Industries, Inc.	60,432
2,100	Southwestern Energy Co.*	71,064
1,600	Swift Energy Co.*	50,960
9,100	Valero Energy Corp.	163,345
1,600	WGL Holdings, Inc.	61,680

		12,477,856

Paper & Forest Products — 0.1%
42,200	DS Smith PLC (United Kingdom)	113,668
1,575	Louisiana-Pacific Corp.*	12,191
7,700	Svenska Cellulosa AB SCA (Class B Stock) (Sweden)	119,425

		245,284

Pharmaceuticals — 6.2%
23,938	Abbott Laboratories	1,228,498
3,700	Allergan, Inc.	267,917
4,051	American Medical Systems Holdings, Inc.*	81,830
6,700	AstraZeneca PLC (United Kingdom)	335,977
2,699	BioMarin Pharmaceutical, Inc.*	70,606
22,300	Eli Lilly & Co.	784,960
11,500	GlaxoSmithKline PLC (United Kingdom)	224,995
5,500	H. Lundbeck A/S (Denmark)	109,834
1,109	Herbalife Ltd. (Cayman Islands)	70,821
24,818	Johnson & Johnson	1,580,162
8,000	Kyorin Holdings, Inc. (Japan)	124,866
8,045	Mead Johnson Nutrition Co.	473,207
51,205	Merck & Co., Inc.	1,857,718
1,500	Miraca Holdings, Inc. (Japan)	53,983
12,167	Novartis AG (Switzerland)	705,378
3,788	Novo Nordisk A/S (Class B Stock) (Denmark)	398,729
101,943	Pfizer, Inc.	1,773,808
2,200	Pharmaceutical Product Development, Inc.	56,782
918	Salix Pharmaceuticals Ltd.*	34,728
5,000	Sanofi-Aventis SA (France)	349,205
46,799	Sinopharm Group Co. (Class H Stock) (China)	183,845
3,600	Takeda Pharmaceutical Co. Ltd. (Japan)	168,659
9,812	Teva Pharmaceutical Industries Ltd., ADR (Israel)	509,243

		11,445,751

Professional Services
1,225	Towers Watson & Co. (Class A Stock)	62,989

Real Estate Investment Trusts — 1.0%
26,100	Annaly Capital Management, Inc.	462,231
3,182	AvalonBay Communities, Inc.	338,278
2,613	Boston Properties, Inc.	225,215
2,895	DiamondRock Hospitality Co.*	30,629
1,094	DuPont Fabros Technology, Inc.	27,459
1,700	First Potomac Realty Trust	28,016
1,575	Government Properties Income Trust	42,037
775	Kilroy Realty Corp.	26,482
1,225	LaSalle Hotel Properties	29,020
5,000	Medical Properties Trust, Inc.	55,950

375	Mid-America Apartment Communities, Inc.	22,886
3,648	Redwood Trust, Inc.	51,729
1,500	Simon Property Group, Inc.	144,030
3,644	Vornado Realty Trust	318,449

		1,802,411

Restaurants
1,450	Brinker International, Inc.	26,883

Retail — 0.4%
6,400	Aoyama Trading Co. Ltd. (Japan)	104,108
5,034	Genesco, Inc.*	164,914
32,100	Home Retail Group PLC (United Kingdom)	112,644
63,264	Kingfisher PLC (United Kingdom)	241,062
2,900	Tsuruha Holdings, Inc. (Japan)	124,873

		747,601

Retail & Merchandising — 2.4%
3,970	Abercrombie & Fitch Co. (Class A Stock)	170,154
4,346	Cash America International, Inc.	153,110
7,554	Chico’s FAS, Inc.	73,425
4,400	Circle K Sunkus Co. Ltd. (Japan)	62,443
3,190	Costco Wholesale Corp.	200,236
7,130	Kohl’s Corp.*	365,056
2,700	NEXT PLC (United Kingdom)	98,858
12,116	Nordstrom, Inc.	466,587
2,400	PetSmart, Inc.	89,832
2,700	Rallye SA (France)	105,315
4,300	Shimachu Co. Ltd. (Japan)	88,330
1,800	Sonic Corp.*	15,984
17,330	Staples, Inc.	354,745
10,743	Target Corp.	557,991
24,259	TJX Cos., Inc. (The)	1,113,245
103,500	Wal-Mart de Mexico SAB de CV (Class V Stock) (Mexico)	283,309
8,260	Walgreen Co.	279,849

		4,478,469

Retail Apparel — 0.2%
9,119	Hennes & Mauritz AB (Class B Stock) (Sweden)	321,366

Retailers — Food & Drug — 0.2%
51,895	Tesco PLC (United Kingdom)	354,945

Semiconductor Components — 0.1%
22,700	ARM Holdings PLC (United Kingdom)	132,145

Semiconductors — 0.6%
18,038	Intel Corp.	362,023
2,137	Netlogic Microsystems, Inc.*	64,238
1,615	OYO Geospace Corp.*	97,885
3,500	Rovi Corp.*	177,275
2,550	Rubicon Technology, Inc.*	58,956
1,000	Silicon Laboratories, Inc.*	39,900
1,850	Skyworks Solutions, Inc.*	42,384
4,758	Teradyne, Inc.*	53,480
3,600	TriQuint Semiconductor, Inc.*	37,080

1,975	Varian Semiconductor Equipment Associates, Inc.*	64,523
1,659	Veeco Instruments, Inc.*	69,429

		1,067,173

Software — 1.7%
2,307	ANSYS, Inc.*	104,392
32,105	CA, Inc.	745,157
1,800	Cerner Corp.*	158,094
10,610	Intuit, Inc.*	509,280
4,500	Konami Corp. (Japan)	79,296
2,981	MedAssets, Inc.*	55,268
52,658	Microsoft Corp.	1,402,809
1,675	Progress Software Corp.*	62,595
1,200	Tyler Technologies, Inc.*	24,492

		3,141,383

Specialty Retail — 1.3%
3,495	Aaron’s, Inc.	65,916
10,504	Best Buy Co., Inc.	451,462
27,500	Gap, Inc. (The)	522,775
8,730	Home Depot, Inc. (The)	269,582
14,700	Limited Brands, Inc.	432,033
11,474	Tiffany & Co.	608,122

		2,349,890

Steel Producers/Products
1,900	Voestalpine AG (Austria)	75,327

Telecommunications — 3.0%
3,450	Amdocs Ltd. (Guernsey)*	105,846
4,060	America Movil SAB de CV (Class L Stock), ADR (Mexico)	232,476
4,500	Arris Group, Inc.*	41,895
61,900	BT Group PLC (United Kingdom)	152,449
87,918	Cisco Systems, Inc.*	2,007,168
5,707	Crown Castle International Corp.*	246,086
3,593	EMS Technologies, Inc.*	64,099
14,980	Ericsson, L.M. Telefonaktiebolaget, ADR (Sweden)	164,630
3,800	France Telecom SA (France)	91,312
24	KDDI Corp. (Japan)	129,290
1,358	NICE Systems Ltd., ADR (Israel)*	45,479
4,000	Nippon Telegraph & Telephone Corp. (Japan)	181,683
10,600	Nokia Oyj (Finland)	114,485
120	NTT DoCoMo, Inc. (Japan)	202,063
8,870	QUALCOMM, Inc.	400,303
10,929	Rogers Communications, Inc. (Class B Stock) (Canada)	398,362
1,200	SBA Communications Corp. (Class A Stock)*	47,112
150	Swisscom AG (Switzerland)	62,665
102,700	Telecom Italia SpA (Italy)	157,518
16,175	Telefonica SA (Spain)	436,742
48,500	Telstra Corp. Ltd. (Australia)	126,846
7,800	Vivendi (France)	222,496

		5,631,005

Textiles, Apparel & Luxury Goods — 0.3%
3,800	Jones Group, Inc. (The)	54,948
6,120	Phillips-Van Heusen Corp.	375,401
1,761	Steven Madden Ltd.*	74,490

		504,839

Thrifts & Mortgage Finance
2,825	Washington Federal, Inc.	42,460

Tobacco — 0.9%
15,400	Altria Group, Inc.	391,468
9,094	British American Tobacco PLC (United Kingdom)	346,810
15,090	Philip Morris International, Inc.	882,765

		1,621,043

Trading Companies & Distributors
1,600	WESCO International, Inc.*	68,512

Transportation — 1.7%
800	Bristow Group, Inc.*	31,024
4,460	Canadian National Railway Co. (Canada)	288,879
2,085	Landstar System, Inc.	78,438
23,000	Sankyu, Inc. (Japan)	96,607
15,000	Seino Holding Co. Ltd. (Japan)	91,525
26,384	Union Pacific Corp.	2,313,349
2,860	United Parcel Service, Inc. (Class B Stock)	192,592

		3,092,414

Utilities — 0.6%
2,125	El Paso Electric Co.*	52,275
11,325	Peabody Energy Corp.	599,093
8,137	PG&E Corp.	389,111

		1,040,479

Wireless Telecommunication Services — 1.1%
18,663	American Tower Corp. (Class A Stock)*	963,197
6,660	NII Holdings, Inc.*	278,455
1,450	Syniverse Holdings, Inc.*	44,211
82,800	Vodafone Group PLC (United Kingdom)	225,349
18,600	Vodafone Group PLC, ADR (United Kingdom)	511,686

		2,022,898

	TOTAL COMMON STOCKS (cost $145,590,395)	180,384,776

PREFERRED STOCK 0.1%
Financial — Bank & Trust
7,325	Wells Fargo & Co., Series J, 8.00%, CVT (cost $139,923)	197,848

Units
RIGHTS(a)*
Banks
1,623	Standard Chartered PLC, NPR, expiring 11/05/10 (United Kingdom)	13,666

Miscellaneous Manufacturing
1,600	AGFA-Gevaert NV, expiring 11/04/10 (Belgium)	537

	TOTAL RIGHTS (cost $0)	14,203

	TOTAL LONG-TERM INVESTMENTS (cost $145,730,318)	180,596,827

Shares
SHORT-TERM INVESTMENT 2.5%
AFFILIATED MONEY MARKET MUTUAL FUND
4,736,833	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $4,736,833)(b)	4,736,833

	TOTAL INVESTMENTS — 99.7% (cost $150,467,151)(c)	185,333,660
	Other assets in excess of liabilities(d) — 0.3%	484,849

	NET ASSETS — 100%	$185,818,509

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt
CVA	Certificate Van Aandelen
CVT	Convertible Security
NPR	Nil Paid Rights
PRFC	Preference Shares
EUR	Euro
GBP	British Pound
MXN	Mexican Peso

*	Non-income producing security.
(a)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of October 31, 2010.
(b)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(c)	The United States federal income tax basis of the Schedule of Investments was $162,836,863; accordingly, net unrealized appreciation on investments for federal income tax purposes was $22,496,797 (gross unrealized appreciation $26,615,377; gross unrealized depreciation $4,118,580). The difference between book and tax basis is primarily attributable to deferred losses on wash sales and investments in passive foreign investment companies as of the most recent fiscal year end.
(d)	Other assets in excess of liabilities includes net unrealized appreciation (depreciation) on forward foreign currency exchange contracts as follows:

Forward foreign currency exchange contracts outstanding at October 31, 2010:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation(1)
British Pound,
Expiring 11/18/10	Morgan Stanley	GBP	336	$517,999	$538,312	$20,313
Euro,
Expiring 01/25/11	State Street Bank	EUR	608	826,892	845,196	18,304

				$1,344,891	$1,383,508	$38,617

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Depreciation(1)
British Pound, Expiring 11/18/10	Morgan Stanley	GBP	179	$260,215	$286,779	$(26,564)
Expiring 11/18/10	Morgan Stanley	GBP	157	226,686	251,533	(24,847)
Euro,
Expiring 01/25/11	State Street Bank	EUR	608	781,915	845,196	(63,281)
Mexican Peso,
Expiring 11/30/10	State Street Bank	MXN	5,000	377,313	404,062	(26,749)

				$1,646,129	$1,787,570	$(141,441)

(1)	The amount represents fair market value of derivative instruments subject to foreign exchange contracts risk exposure as of October 31, 2010.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities, generally for stocks and mutual funds with daily NAVs

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc., and amortized cost), generally for foreign stocks priced through vendor modeling tools and debt securities

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$180,384,776	$—	$—
Preferred Stock	197,848	—	—
Rights	14,203	—	—
Affiliated Money Market Mutual Fund	4,736,833	—	—
Other Financial Instruments*
Forward foreign currency exchange contracts	—	(102,824)	—

Total	$185,333,660	$(102,824)	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Target Moderate Allocation Fund

Schedule of Investments

as of October 31, 2010 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 96.4%
COMMON STOCKS 64.3%
Advertising 0.1%
3,525	Publicis Groupe SA (France)	$175,590

Aerospace & Defense 2.0%
1,600	AAR Corp.*	35,264
43,500	BAE Systems PLC (United Kingdom)	240,265
11,697	Boeing Co. (The)	826,276
1,900	Elbit Systems Ltd. (Israel)	101,546
11,400	Embraer-Empresa Brasileira de Aeronautica SA, ADR (Brazil)	328,890
5,400	Finmeccanica SpA (Italy)	75,383
21,822	General Dynamics Corp.	1,486,515
3,880	Goodrich Corp.	318,431
4,400	Hexcel Corp.*	78,188
3,410	Honeywell International, Inc.	160,645
7,600	Lockheed Martin Corp.	541,804
1,275	Moog, Inc. (Class A Stock)*	47,940
12,700	Northrop Grumman Corp.	802,767
900	Teledyne Technologies, Inc.*	37,413
250	TransDigm Group, Inc.*	16,567
781	Triumph Group, Inc.	65,284
12,053	United Technologies Corp.	901,203

		6,064,381

Air Freight & Couriers 0.1%
3,230	United Parcel Service, Inc. (Class B Stock)	217,508

Air Freight & Logistics 0.3%
1,106	Atlas Air Worldwide Holdings, Inc.*	57,800
7,934	FedEx Corp.	695,970

		753,770

Airlines
75,500	Air New Zealand Ltd. (New Zealand)	77,703
9,055	JetBlue Airways Corp.*	63,204

		140,907

Apparel & Textile
1,450	Wolverine World Wide, Inc.	42,224

Auto Components 0.2%
17,640	Johnson Controls, Inc.	619,517
1,550	Tenneco, Inc.*	50,561

		670,078

Auto Parts & Equipment 0.1%
7,455	American Axle & Manufacturing Holdings, Inc.*	68,735
5,250	ArvinMeritor, Inc.*	87,045
6,200	Keihin Corp. (Japan)	132,136
2,869	WABCO Holdings, Inc.*	133,179

		421,095

Automobile Manufacturers 0.3%
2,860	Ford Motor Co.*	40,412
14,000	Nissan Shatai Co. Ltd. (Japan)	108,910
9,763	Toyota Motor Corp. (Japan)	346,867
3,054	Volkswagen AG (PRFC Shares) (Germany)	459,063

		955,252

Automobiles 0.1%
2,558	Bayerische Motoren Werke AG (Germany)	183,388
7,200	Harley-Davidson, Inc.	220,896

		404,284

Automotive Parts
200	Georg Fischer AG (Switzerland)*	85,768

Banks 0.5%
7,600	Banco Espanol de Credito SA (Spain)	76,212
23,000	Fukuoka Financial Group, Inc. (Japan)	89,462
4,851	Julius Baer Group Ltd. (Switzerland)	204,777
105,900	Mizuho Financial Group, Inc. (Japan)	153,974
36,000	Nishi-Nippon City Bank Ltd. (The) (Japan)	98,422
30,500	Sapporo Hokuyo Holdings, Inc. (Japan)	125,836
14,528	Standard Chartered PLC (United Kingdom)	420,303
7,700	Sumitomo Mitsui Financial Group, Inc. (Japan)	230,799

		1,399,785

Beverages 0.5%
6,170	Anheuser-Busch InBev NV, ADR (Belgium)	388,093
4,508	Heineken NV (Netherlands)	228,509
3,000	Molson Coors Brewing Co. (Class B Stock)	141,690
6,802	PepsiCo, Inc.	444,170
8,628	SABMiller PLC (United Kingdom)	279,752

		1,482,214

Biotechnology 0.4%
1,140	Alexion Pharmaceuticals, Inc.*	77,862
2,574	BioMarin Pharmaceutical, Inc.*	67,336
7,120	Celgene Corp.*	441,938
1,000	Genzyme Corp.*	72,130
10,970	Gilead Sciences, Inc.*	435,180
1,260	Regeneron Pharmaceuticals, Inc.*	32,861
2,368	Seattle Genetics, Inc.*	38,811

		1,166,118

Broadcasting 0.1%
20,244	British Sky Broadcasting Group PLC (United Kingdom)	229,176

Building Materials 0.2%
500	Ciments Francais SA (France)	45,951
72,603	Kingfisher PLC (United Kingdom)	276,647
11,000	Kurabo Industries Ltd. (Japan)	16,950
4,734	Lafarge SA (France)	270,537
4,000	Sanwa Holdings Corp. (Japan)	11,433

		621,518

Building Products
700	A.O. Smith Corp.	39,221

Business Services
1,072	FTI Consulting, Inc.*	38,013

Capital Goods
1,400	Harsco Corp.	32,452

Capital Markets 1.1%
4,650	Apollo Investment Corp.	51,103
3,550	Ares Capital Corp.	59,427
2,575	Fifth Street Finance Corp.	30,385
16,227	Goldman Sachs Group, Inc. (The)	2,611,736
7,400	Morgan Stanley	184,038
1,150	Prosperity Bancshares, Inc.	35,753
2,400	Raymond James Financial, Inc.	67,728
3,900	State Street Corp.	162,864
850	Waddell & Reed Financial, Inc. (Class A Stock)	24,710

		3,227,744

Chemicals 3.0%
4,516	Air Products & Chemicals, Inc.	383,725
2,000	BASF SE (Germany)	145,527
9,400	Celanese Corp. (Class A Stock)	335,110
5,100	Clariant AG (Switzerland)*	86,240
67,748	Dow Chemical Co. (The)	2,088,671
11,094	Huntsman Corp.	153,652
2,845	Intrepid Potash, Inc.*	97,669
28,000	Kingboard Chemical Holdings Ltd. (Cayman Islands)	136,184
3,800	Koninklijke DSM NV (Netherlands)	203,198
950	Kraton Performance Polymers, Inc.*	30,837
29,820	Monsanto Co.	1,771,904
10,000	Nippon Shokubai Co. Ltd. (Japan)	94,445
1,245	Potash Corp. of Saskatchewan, Inc. (Canada)	180,637
18,345	PPG Industries, Inc.	1,407,062
18,494	Praxair, Inc.	1,689,242
2,375	Scotts Miracle-Gro Co. (The) (Class A Stock)	126,825
1,625	Sensient Technologies Corp.	52,504
26,000	Toagosei Co. Ltd. (Japan)	114,055
1,800	Valspar Corp. (The)	57,780

		9,155,267

Clothing & Apparel 0.6%
21,104	NIKE, Inc. (Class B Stock)	1,718,710
1,986	Steven Madden Ltd.*	84,008

		1,802,718

Commercial Banks 2.2%
4,500	Allied Irish Banks PLC (Ireland)*	2,111
4,800	Alpha Bank A.E. (Greece)*	31,800
3,325	Associated Banc-Corp.	42,128
8,300	Banco Espirito Santo SA (Portugal)	41,241
15,000	Bank of Ireland (Ireland)*	11,127
18,300	Barclays PLC (United Kingdom)	80,521
5,000	Chiba Bank Ltd. (The) (Japan)	30,881
350	Danvers Bancorp, Inc.	5,260
27,278	Fifth Third Bancorp	342,612
1,461	FirstMerit Corp.	25,100
3,728	ICICI Bank Ltd., ADR (India)	196,018
14,000	Industrial & Commercial Bank of China Asia Ltd. (Hong Kong)	51,837
41,326	KeyCorp	338,460
4,089	Northern Trust Corp.	202,937
38,318	PNC Financial Services Group, Inc.	2,065,340
19,800	Regions Financial Corp.	124,740
100	Territorial Bancorp, Inc.	1,697
1,700	Trustmark Corp.	37,553
33,900	Turkiye Garanti Bankasi A/S (Turkey)	207,983
805	UMB Financial Corp.	29,833
1,500	United Bankshares, Inc.	40,080
175	United Financial Bancorp, Inc.	2,370
100,393	Wells Fargo & Co.	2,618,249

		6,529,878

Commercial Services & Supplies 0.4%
550	Consolidated Graphics, Inc.*	25,603
2,050	Corrections Corp. of America*	52,624
4,790	GEO Group, Inc. (The)*	122,864
8,750	Moody’s Corp.	236,775
2,301	Sotheby’s	100,876
2,662	SuccessFactors, Inc.*	72,193
2,750	Visa, Inc. (Class A Stock)	214,967
3,927	Waste Connections, Inc.	159,986
7,209	Waste Management, Inc.	257,505

		1,243,393

Communication Equipment 0.1%
4,500	Arris Group, Inc.*	41,895
3,835	EMS Technologies, Inc.*	68,416
4,430	Juniper Networks, Inc.*	143,488

		253,799

Computer Hardware 1.7%
16,153	Apple, Inc.*	4,859,953
8,689	Logitech International SA (Switzerland)*	164,765

		5,024,718

Computer Services & Software 1.7%
15,409	Accenture PLC (Class A Stock) (Ireland)	688,936
5,005	Allscripts Healthcare Solutions, Inc.*	95,546
12,900	Autodesk, Inc.*	466,722
32,940	EMC Corp.*	692,069
1,600	Global Payments, Inc.	62,336
3,686	Informatica Corp.*	149,983
11,750	Intuit, Inc.*	564,000

3,100	Itochu Techno-Solutions Corp. (Japan)	105,748
10,610	MSCI, Inc. (Class A Stock)*	380,369
12,440	Nuance Communications, Inc.*	195,432
2,977	Radiant Systems, Inc.*	58,081
2,761	Riverbed Technology, Inc.*	158,868
5,864	salesforce.com, Inc.*	680,635
7,806	SAP AG (Germany)	407,091
6,700	Tieto Oyj (Finland)	128,127
6,130	VeriFone Systems, Inc.*	207,378

		5,041,321

Computers & Peripherals 0.6%
4,400	Cognizant Technology Solutions Corp. (Class A Stock)*	286,836
32,562	Hewlett-Packard Co.	1,369,557
2,275	QLogic Corp.*	39,972

		1,696,365

Conglomerates 0.1%
37,300	Marubeni Corp. (Japan)	234,545

Construction
1,768	Texas Industries, Inc.	60,413

Construction & Engineering 0.2%
8,800	COMSYS Holdings Corp. (Japan)	78,191
2,410	Fluor Corp.	116,138
14,000	Kyowa Exeo Corp. (Japan)	123,350
1,400	MYR Group, Inc.*	21,826
4,300	NCC AB (Class B Stock) (Sweden)	91,734
2,250	Northwest Pipe Co.*	42,345
1,100	URS Corp.*	42,823

		516,407

Consumer Finance 0.4%
20,408	American Express Co.	846,116
7,500	Capital One Financial Corp.	279,525
4,298	Cash America International, Inc.	151,418
1,375	First Cash Financial Services, Inc.*	39,971

		1,317,030

Consumer Products & Services 0.4%
2,490	Avon Products, Inc.	75,821
510	Colgate-Palmolive Co.	39,331
5,687	Lauder, (Estee) Cos., Inc. (The) (Class A Stock)	404,744
55,000	Pacific Brands Ltd. (Australia)*	58,454
5,548	Reckitt Benckiser Group PLC (United Kingdom)	310,346
1,200	Toro Co. (The)	68,112
4,589	Vitamin Shoppe, Inc.*	127,620
2,006	Whirlpool Corp.	152,115

		1,236,543

Containers & Packaging 0.1%
2,525	Packaging Corp. of America	61,686
26,000	Rexam PLC (United Kingdom)	132,358
1,950	Silgan Holdings, Inc.	65,812

		259,856

Cosmetics & Toiletries 0.1%
8,900	Natura Cosmeticos SA (Brazil)	254,390

Distribution/Wholesale 0.1%
20,200	Sumitomo Corp. (Japan)	256,046
3,500	Toyota Tsusho Corp. (Japan)	54,324

		310,370

Diversified Financial Services 1.4%
97,071	Bank of America Corp.	1,110,492
35,450	BM&FBOVESPA SA (Brazil)	295,643
45,900	Challenger Financial Services Group Ltd. (Australia)	206,822
125,661	Citigroup, Inc.*	524,006
4,200	Fuyo General Lease Co. Ltd. (Japan)	119,314
52,180	JPMorgan Chase & Co.	1,963,533
550	KBW, Inc.	13,915
16,100	Tullett Prebon PLC (United Kingdom)	102,160

		4,335,885

Diversified Manufacturing
9,300	AGFA-Gevaert NV (Belgium)*	54,235

Diversified Manufacturing Operations 0.1%
4,540	Eaton Corp.	403,288

Diversified Operations 0.2%
10,800	Davis Service Group PLC (United Kingdom)	71,956
2,928	LVMH Moet Hennessy Louis Vuitton SA (France)	458,869

		530,825

Diversified Telecommunication Services 0.7%
31,300	AT&T, Inc.	892,050
8,800	CenturyLink, Inc.	364,144
22,555	Verizon Communications, Inc.	732,361

		1,988,555

Electric 0.1%
11,930	AES Corp. (The)*	142,444

Electric Utilities 1.1%
23,011	American Electric Power Co., Inc.	861,532
1,625	Cleco Corp.	50,814
21,900	Edison International	808,110
2,175	El Paso Electric Co.*	53,505
48,500	Enel SpA (Italy)	276,930
15,100	Exelon Corp.	616,382
4,300	NextEra Energy, Inc.	236,672
11,755	Public Service Enterprise Group, Inc.	380,274

		3,284,219

Electrical Equipment 0.2%
5,500	Emerson Electric Co.	301,950
9,032	GrafTech International Ltd.*	148,757

		450,707

Electronic Components 0.3%
7,960	Agilent Technologies, Inc.*	277,008
5,800	Alpine Electronics, Inc. (Japan)	72,653
2,991	DTS, Inc.*	119,042
1,604	Fanuc Ltd. (Japan)	232,218
3,000	FLIR Systems, Inc.*	83,520
863	Itron, Inc.*	52,445

		836,886

Electronic Components & Equipment 0.1%
1,850	Energizer Holdings, Inc.*	138,343
400	EnerSys*	10,544
3,076	Gentex Corp.	61,458

		210,345

Electronic Equipment & Instruments 0.1%
2,382	Coherent, Inc.*	99,949
10,650	Tyco Electronics Ltd. (Switzerland)	337,392

		437,341

Energy Equipment & Services 0.4%
2,200	Cameron International Corp.*	96,250
1,000	Core Laboratories NV (Netherlands)	77,770
5,100	Diamond Offshore Drilling, Inc.	337,416
5,150	Halliburton Co.	164,079
4,839	Lufkin Industries, Inc.	236,385
1,150	Oil States International, Inc.*	58,788
1,891	OYO Geospace Corp.*	114,614
1,475	Unit Corp.*	57,864
3,995	Vestas Wind Systems A/S (Denmark)*	127,498

		1,270,664

Entertainment & Leisure 0.9%
14,124	Carnival Corp. (Panama)	609,733
9,848	Carnival PLC (United Kingdom)	424,483
6,200	Hasbro, Inc.	286,750
9,904	Hennes & Mauritz AB (Class B Stock) (Sweden)	349,031
1,600	Life Time Fitness, Inc.*	57,808
6,274	Pinnacle Entertainment, Inc.*	80,307
7,920	Royal Caribbean Cruises Ltd. (Liberia)*	313,157
2,300	Sankyo Co. Ltd. (Japan)	122,617
29,667	Tabcorp Holdings Ltd. (Australia)	214,464
36,200	Thomas Cook Group PLC (United Kingdom)	104,932

		2,563,282

Environmental Control 0.1%
2,300	Stericycle, Inc.*	165,002

Equipment Services 0.1%
23,600	Downer EDI Ltd. (Australia)	117,205
5,900	Kyoei Steel Ltd. (Japan)	72,073

		189,278

Exchange Traded Fund
1,825	iShares Russell 2000 Value Index Fund	117,493

Farming & Agriculture 0.1%
49,200	AWB Ltd. (Australia)*	71,568
1,960	Bunge Ltd. (Bermuda)	117,737
118,000	Chaoda Modern Agriculture Holdings Ltd. (Cayman Islands)	96,211

		285,516

Financial — Bank & Trust 1.3%
3,350	Astoria Financial Corp.	41,607
12,396	Banco Bilbao Vizcaya Argentaria SA (Spain)	163,039
31,100	Banco Santander SA (Spain)	399,566
600	Bank of Hawaii Corp.	25,914
7,848	BNP Paribas (France)	573,999
8,540	Charles Schwab Corp. (The)	131,516
115,845	China Merchants Bank Co. Ltd. (Class H Stock) (China)	328,797
15,200	Credit Agricole SA (France)	249,106
5,400	Credit Suisse Group AG (Switzerland)	223,068
3,100	Danske Bank A/S (Denmark)*	82,445
5,400	Deutsche Bank AG (Germany)	311,303
5,552	Dexia NV/SA (Belgium)*	24,720
2,750	IntercontinentalExchange, Inc.*	315,892
57,181	Intesa Sanpaolo SpA (Italy)	201,151
61,700	Mitsubishi UFJ Financial Group, Inc. (Japan)	287,530
10,500	National Australia Bank Ltd. (Australia)	261,862
3,275	Northwest Bancshares, Inc.	37,139
1,600	Societe Generale (France)	95,812
11,000	Sumitomo Trust & Banking Co. Ltd. (The) (Japan)	60,283
400	Verwaltungs-und Privat-Bank AG (Liechtenstein)	43,453

		3,858,202

Financial Services 1.4%
600	CME Group, Inc.	173,790
1,900	Eaton Vance Corp.	54,663
4,110	Franklin Resources, Inc.	471,417
19,595	Hong Kong Exchanges and Clearing Ltd. (Hong Kong)	431,273
441,084	Industrial & Commercial Bank of China Ltd. (Class H Stock) (China)	355,087
7,400	Irish Life & Permanent Group Holdings PLC (Ireland)*	15,655
33,600	Itau Unibanco Holding SA, ADR (Brazil)	825,216
2,300	Jefferies Group, Inc.	55,039
3,375	MF Global Holdings Ltd.*	26,426
1,598	optionsXpress Holdings, Inc.*	25,520
77,347	U.S. Bancorp	1,870,251

		4,304,337

Food & Beverage 0.3%
10,470	Coca-Cola Co. (The)	642,020
12,400	Dairy Crest Group PLC (United Kingdom)	73,596
48,600	Northern Foods PLC (United Kingdom)	36,796
10,500	Tate & Lyle PLC (United Kingdom)	84,460

		836,872

Food & Staples Retailing 0.9%
27,455	CVS Caremark Corp.	826,945
24,800	Safeway, Inc.	567,920
18,911	Wal-Mart Stores, Inc.	1,024,409
3,930	Whole Foods Market, Inc.*	156,217

		2,575,491

Food Products 0.1%
11,900	ConAgra Foods, Inc.	267,631

Foods 1.3%
2,200	Casino Guichard Perrachon SA (France)	206,684
6,180	CSM NV (Netherlands)	195,681
8,098	Dean Foods Co.*	84,219
3,100	Delhaize Group (Belgium)	216,550
100,700	Goodman Fielder Ltd. (Australia)	146,481
6,133	Kellogg Co.	308,245
8,300	Koninklijke Ahold NV (Netherlands)	114,711
14,840	Kraft Foods, Inc. (Class A Stock)	478,887
30,600	Metcash Ltd. (Australia)	130,987
20,029	Nestle SA (Switzerland)	1,097,061
30,000	Nichirei Corp. (Japan)	130,856
22,000	Nisshin Oillio Group Ltd. (The) (Japan)	96,781
1,600	Nutreco NV (Netherlands)	116,422
1,400	Suedzucker AG (Germany)	33,125
59,814	Tesco PLC (United Kingdom)	409,108

		3,765,798

Healthcare Equipment & Supplies 0.3%
4,485	American Medical Systems Holdings, Inc.*	90,597
7,100	Baxter International, Inc.	361,390
2,570	Cutera, Inc.*	18,581
4,400	Medtronic, Inc.	154,924
1,803	Sirona Dental Systems, Inc.*	67,883
850	Teleflex, Inc.	47,387
3,300	Thoratec Corp.*	107,712
575	West Pharmaceutical Services, Inc.	20,522

		868,996

Healthcare Products 0.4%
4,355	Bruker Corp.*	65,281
1,000	Cantel Medical Corp.	18,520
17,958	Covidien PLC (Ireland)	715,986
6,090	Hospira, Inc.*	362,233

		1,162,020

Healthcare Providers & Services 0.3%
1,200	Amedisys, Inc.*	30,552
8,300	Cardinal Health, Inc.	287,927
2,999	Centene Corp.*	66,937
5,100	CIGNA Corp.	179,469
7,156	UnitedHealth Group, Inc.	257,974

		822,859

Healthcare Services 0.1%
1,600	AMERIGROUP Corp.*	66,768
2,700	Astellas Pharma, Inc. (Japan)	100,457
900	Covance, Inc.*	42,291
2,468	Genoptix, Inc.*	42,006
1,900	Healthways, Inc.*	19,912
1,000	MEDNAX, Inc.*	59,210

		330,644

Healthcare Technology
1,574	Vital Images, Inc.*	20,934

Hotels, Restaurants & Leisure 1.5%
2,884	Bally Technologies, Inc.*	104,055
3,775	BJ’s Restaurants, Inc.*	125,141
825	Choice Hotels International, Inc.	31,375
7,720	Las Vegas Sands Corp.*	354,194
4,110	Marriott International, Inc. (Class A Stock)	152,275
39,269	McDonald’s Corp.	3,053,950
221	Orient-Express Hotels Ltd. (Class A Stock) (Bermuda)*	2,798
10,411	Shuffle Master, Inc.*	97,967
1,825	Sonic Corp.*	16,206
6,148	Wynn Resorts Ltd.	658,881

		4,596,842

Household Durables 0.1%
1,300	Fortune Brands, Inc.	70,265
3,672	Universal Electronics, Inc.*	77,332

		147,597

Household Products 0.2%
11,233	Kimberly-Clark Corp.	711,498

Independent Power Producers & Energy Traders 0.1%
24,800	Drax Group PLC (United Kingdom)	151,284

Industrial Conglomerates 0.5%
6,860	3M Co.	577,749
38,136	General Electric Co.	610,939
11,685	Tyco International Ltd. (Switzerland)	447,302

		1,635,990

Insurance 2.6%
7,600	Aegon NV (Netherlands)*	48,171
9,708	AFLAC, Inc.	542,580
2,900	Allianz SE (Germany)	363,423
24,500	Allstate Corp. (The)	747,005
925	Aspen Insurance Holdings Ltd. (Bermuda)	26,242
29,500	Aviva PLC (United Kingdom)	188,180
4,600	AXA SA (France)	83,742
2,100	Baloise Holding AG (Switzerland)	194,091
47,647	Beazley PLC (United Kingdom)	92,152

6,425	Brit Insurance Holdings NV (Netherlands)*	107,584
7,954	China Life Insurance Co. Ltd. (Class H Stock) (China)	34,838
8,375	CNO Financial Group, Inc.*	45,560
130	Dai-ichi Life Insurance Co. Ltd. (The) (Japan)	157,674
1,600	Delphi Financial Group, Inc. (Class A Stock)	43,312
65,000	Fuji Fire & Marine Insurance Co. Ltd. (The) (Japan)*	80,775
21,500	Genworth Financial, Inc. (Class A Stock)*	243,810
1,700	Hanover Insurance Group, Inc. (The)	76,925
2,312	HCC Insurance Holdings, Inc.	61,222
30,400	ING Groep NV, CVA (Netherlands)*	324,525
121,100	Legal & General Group PLC (United Kingdom)	194,822
20,924	Lincoln National Corp.	512,220
4,200	Loews Corp.	165,816
6,600	Marsh & McLennan Cos., Inc.	164,868
30,468	MetLife, Inc.	1,228,775
4,493	MGIC Investment Corp.*	39,628
1,500	Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	234,554
50,900	Old Mutual PLC (United Kingdom)	105,947
2,400	Protective Life Corp.	57,528
1,300	Reinsurance Group of America, Inc.	65,091
4,400	SCOR SE (France)	108,210
1,300	State Auto Financial Corp.	20,358
3,600	Swiss Reinsurance Co. Ltd. (Switzerland)	173,040
1,750	Tower Group, Inc.	42,490
11,978	Travelers Cos., Inc. (The)	661,186
1,200	United Fire & Casualty Co.	24,036
3,500	Unum Group	78,470
15,300	XL Group PLC (Ireland)	323,595
1,100	Zurich Financial Services AG (Switzerland)	269,285

		7,931,730

Internet Services 1.4%
12,721	Amazon.com, Inc.*	2,100,746
1,600	Digital River, Inc.*	59,616
1,780	Google, Inc. (Class A Stock)*	1,091,122
2,462	priceline.com, Inc.*	927,706

		4,179,190

Internet Software & Services 1.7%
18,253	Baidu, Inc., ADR (Cayman Islands)*	2,008,013
91,433	Oracle Corp.	2,688,130
11,750	VeriSign, Inc.*	408,312

		5,104,455

IT Services 0.7%
1,000	CACI International, Inc. (Class A Stock)*	50,120
13,481	International Business Machines Corp.	1,935,872
67,600	Logica PLC (United Kingdom)	140,274
3,450	SRA International, Inc. (Class A Stock)*	69,034

		2,195,300

Life Science Tools & Services 0.2%
2,819	ICON PLC, ADR (Ireland)*	54,548
11,879	Thermo Fisher Scientific, Inc.*	610,818

		665,366

Machinery 0.8%
2,550	Actuant Corp. (Class A Stock)	57,299
28,000	BlueScope Steel Ltd. (Australia)	54,717
5,160	Bucyrus International, Inc.	351,706
3,067	Caterpillar, Inc.	241,066
6,889	Cummins, Inc.	606,921
550	Lincoln Electric Holdings, Inc.	32,868
44,000	Mitsui Engineering & Shipbuilding Co. Ltd. (Japan)	99,515
11,100	PACCAR, Inc.	568,986
1,837	Regal-Beloit Corp.	106,013
1,100	Rheinmetall AG (Germany)	79,244
1,000	Snap-on, Inc.	51,000
675	Valmont Industries, Inc.	53,224

		2,302,559

Machinery — Construction & Mining 0.1%
17,163	Komatsu Ltd. (Japan)	420,597

Manufacturing 0.6%
44,560	Danaher Corp.	1,932,122

Media 1.4%
9,900	CBS Corp. (Class B Stock)	167,607
21,200	Comcast Corp. (Special Class A Stock)	409,796
25,161	DIRECTV (Class A Stock)*	1,093,497
9,470	Discovery Communications, Inc. (Class A Stock)*	422,457
2,200	Lagardere SCA (France)	93,834
13,896	Pearson PLC (United Kingdom)	212,533
3,300	Thomson Reuters Corp. (Canada)	126,027
4,089	Time Warner Cable, Inc.	236,630
15,700	Time Warner, Inc.	510,407
1,200	Valassis Communications, Inc.*	39,600
11,500	Vivendi (France)	328,039
15,836	Walt Disney Co. (The)	571,838
1,050	Wiley, (John) & Sons, Inc. (Class A Stock)	45,318

		4,257,583

Medical Supplies & Equipment 0.2%
5,300	Fresenius Medical Care AG & Co. KGaA (Germany)	337,626
1,680	Henry Schein, Inc.*	94,332
19,600	Smith & Nephew PLC (United Kingdom)	172,420
3,240	St. Jude Medical, Inc.*	124,092

		728,470

Metals & Mining 2.0%
7,900	ArcelorMittal (Luxembourg)	253,936
7,742	BHP Billiton Ltd. (Australia)	317,907
5,622	BHP Billiton Ltd., ADR (Australia)	464,321
19,124	BHP Billiton PLC, ADR (United Kingdom)	1,353,979
14,900	Boliden AB (Sweden)	252,956
10,521	Freeport-McMoRan Copper & Gold, Inc.	996,128
33,800	Mincor Resources NL (Australia)	58,934

50,900	OneSteel Ltd. (Australia)	134,619
11,347	Peabody Energy Corp.	600,256
6,800	Precision Castparts Corp.	928,744
5,290	Southern Copper Corp.	226,412
3,650	Thompson Creek Metals Co., Inc. (Canada)*	43,946
4,000	ThyssenKrupp AG (Germany)	147,198
1,800	Timken Co.	74,556
3,565	Titanium Metals Corp.*	70,088
5,520	United States Steel Corp.	236,201

		6,160,181

Multi-Line Retail 0.1%
13,900	J.C. Penney Co., Inc.	433,402

Multi-Utilities 0.2%
4,700	Dominion Resources, Inc.	204,262
1,125	NorthWestern Corp.	33,491
3,000	RWE AG (Germany)	215,035

		452,788

Office Electronics 0.2%
5,941	Canon, Inc. (Japan)	274,643
33,100	Xerox Corp.	387,270

		661,913

Oil & Gas 0.1%
5,236	Seadrill Ltd. (Bermuda)	158,602

Oil, Gas & Consumable Fuels 5.3%
2,179	Air Liquide SA (France)	281,864
21,357	Anadarko Petroleum Corp.	1,314,950
12,566	Apache Corp.	1,269,417
12,453	BG Group PLC (United Kingdom)	242,543
32,900	BP PLC (United Kingdom)	224,472
4,520	Brigham Exploration Co.*	95,327
2,200	Cabot Oil & Gas Corp.	63,756
16,360	Cairn Energy PLC (United Kingdom)*	101,162
7,060	Canadian Natural Resources Ltd. (Canada)	257,023
14,000	Chesapeake Energy Corp.	303,800
7,800	Chevron Corp.	644,358
193,654	CNOOC Ltd. (Hong Kong)	401,236
31,100	ConocoPhillips	1,847,340
11,700	ENI SpA (Italy)	263,640
12,256	EOG Resources, Inc.	1,173,144
9,838	Exxon Mobil Corp.	653,932
9,736	Hess Corp.	613,660
12,980	JX Holdings, Inc. (Japan)	76,296
14,000	Marathon Oil Corp.	497,980
970	Noble Energy, Inc.	79,036
6,072	Oasis Petroleum, Inc.*	129,151
13,611	Occidental Petroleum Corp.	1,070,233
4,300	OMV AG (Austria)	160,661
1,100	ONEOK, Inc.	54,802
9,400	Repsol YPF SA (Spain)	260,679
2,350	Resolute Energy Corp.*	28,223

20,400	Royal Dutch Shell PLC (Class B Stock) (United Kingdom)	653,272
10,800	Royal Dutch Shell PLC (Class B Stock), ADR (United Kingdom)	694,656
18,093	Schlumberger Ltd. (Netherlands)	1,264,520
7,667	Sempra Energy	410,031
1,300	South Jersey Industries, Inc.	65,468
2,300	Southwestern Energy Co.*	77,832
3,900	Statoil ASA (Norway)	85,171
1,600	Swift Energy Co.*	50,960
6,900	Total SA (France)	374,968
8,700	Valero Energy Corp.	156,165
1,600	WGL Holdings, Inc.	61,680

		16,003,408

Paper & Forest Products
1,625	Louisiana-Pacific Corp.*	12,578

Pharmaceuticals 4.1%
24,406	Abbott Laboratories	1,252,516
4,240	Allergan, Inc.	307,018
8,689	Amgen, Inc.*	496,924
7,800	AstraZeneca PLC (United Kingdom)	391,137
21,600	Eli Lilly & Co.	760,320
830	Express Scripts, Inc.*	40,272
16,700	GlaxoSmithKline PLC (United Kingdom)	326,732
6,600	H. Lundbeck A/S (Denmark)	131,801
1,001	Herbalife Ltd. (Cayman Islands)	63,924
23,187	Johnson & Johnson	1,476,316
8,000	Kyorin Holdings, Inc. (Japan)	124,866
8,689	Mead Johnson Nutrition Co.	511,087
2,300	Meda AB (Sweden)	18,904
53,428	Merck & Co., Inc.	1,938,368
12,909	Novartis AG (Switzerland)	748,395
4,342	Novo Nordisk A/S (Class B Stock) (Denmark)	457,044
97,744	Pfizer, Inc.	1,700,746
2,300	Pharmaceutical Product Development, Inc.	59,363
1,047	Salix Pharmaceuticals Ltd.*	39,608
5,800	Sanofi-Aventis SA (France)	405,077
52,399	Sinopharm Group Co. (Class H Stock) (China)	205,844
5,400	Takeda Pharmaceutical Co. Ltd. (Japan)	252,989
11,213	Teva Pharmaceutical Industries Ltd., ADR (Israel)	581,955

		12,291,206

Professional Services 0.1%
2,786	Duff & Phelps Corp. (Class A Stock)	38,837
2,191	Monster Worldwide, Inc.*	39,569
1,225	Towers Watson & Co. (Class A Stock)	62,990

		141,396

Real Estate
1,000	Meritage Homes Corp.*	18,310

Real Estate Investment Trusts 0.6%
25,000	Annaly Capital Management, Inc.	442,750
3,075	AvalonBay Communities, Inc.	326,903
2,556	Boston Properties, Inc.	220,302

2,976	DiamondRock Hospitality Co.*	31,486
1,164	DuPont Fabros Technology, Inc.	29,216
1,700	First Potomac Realty Trust	28,016
1,600	Government Properties Income Trust	42,704
775	Kilroy Realty Corp.	26,482
1,250	LaSalle Hotel Properties	29,613
5,100	Medical Properties Trust, Inc.	57,069
375	Mid-America Apartment Communities, Inc.	22,886
3,690	Redwood Trust, Inc.	52,324
2,000	Simon Property Group, Inc.	192,040
3,578	Vornado Realty Trust	312,681

		1,814,472

Restaurants
685	Buffalo Wild Wings, Inc.*	32,216

Retail 0.3%
35,200	Home Retail Group PLC (United Kingdom)	123,523
3,400	NEXT PLC (United Kingdom)	124,487
3,300	Rallye SA (France)	128,718
4,600	Shimachu Co. Ltd. (Japan)	94,492
110,700	Wal-Mart de Mexico SAB de CV (Class V Stock) (Mexico)	303,018

		774,238

Retail & Merchandising 2.0%
4,450	Abercrombie & Fitch Co. (Class A Stock)	190,727
6,100	Aoyama Trading Co. Ltd. (Japan)	99,228
10,906	Best Buy Co., Inc.	468,740
1,500	Brinker International, Inc.	27,810
7,151	Chico’s FAS, Inc.	69,508
5,300	Circle K Sunkus Co. Ltd. (Japan)	75,216
3,600	Costco Wholesale Corp.	225,972
8,130	Kohl’s Corp.*	416,256
12,943	Nordstrom, Inc.	498,435
17,722	Staples, Inc.	362,769
11,194	Target Corp.	581,416
12,007	Tiffany & Co.	636,371
24,829	TJX Cos., Inc. (The)	1,139,403
9,430	Walgreen Co.	319,488
19,819	Yum! Brands, Inc.	982,230

		6,093,569

Road & Rail
2,488	Landstar System, Inc.	93,599

Semiconductor Components 0.1%
31,200	ARM Holdings PLC (United Kingdom)	181,627

Semiconductors 0.4%
23,922	Broadcom Corp. (Class A Stock)	974,582
1,800	Checkpoint Systems, Inc.*	39,600
3,970	Rovi Corp.*	201,080
2,624	Rubicon Technology, Inc.*	60,667
4,328	Teradyne, Inc.*	48,647

		1,324,576

Semiconductors & Semiconductor Equipment 0.2%
17,189	Intel Corp.	344,983
2,277	Netlogic Microsystems, Inc.*	68,447
1,025	Silicon Laboratories, Inc.*	40,897
1,900	Skyworks Solutions, Inc.*	43,529
3,675	TriQuint Semiconductor, Inc.*	37,852
2,283	Varian Semiconductor Equipment Associates, Inc.*	74,586
1,767	Veeco Instruments, Inc.*	73,949

		684,243

Software 1.3%
2,447	ANSYS, Inc.*	110,727
900	Blackboard, Inc.*	37,566
30,905	CA, Inc.	717,305
2,030	Cerner Corp.*	178,295
600	Konami Corp. (Japan)	10,573
3,251	MasterCard, Inc. (Class A Stock)	780,435
2,930	MedAssets, Inc.*	54,322
53,221	Microsoft Corp.	1,417,807
1,782	Progress Software Corp.*	66,593
938	Quality Systems, Inc.	60,276
3,200	Red Hat, Inc.*	135,232
8,875	TIBCO Software, Inc.*	170,578
1,225	Tyler Technologies, Inc.*	25,002

		3,764,711

Specialty Retail 0.5%
3,570	Aaron’s, Inc.	67,330
28,000	Gap, Inc. (The)	532,280
5,510	Genesco, Inc.*	180,508
8,794	Home Depot, Inc. (The)	271,559
15,840	Limited Brands, Inc.	465,537
2,700	PetSmart, Inc.	101,061

		1,618,275

Steel Producers/Products
2,200	Voestalpine AG (Austria)	87,220

Telecommunications 2.2%
3,980	Amdocs Ltd. (Guernsey)*	122,106
4,910	America Movil SAB de CV (Class L Stock), ADR (Mexico)	281,147
89,700	BT Group PLC (United Kingdom)	220,915
96,161	Cisco Systems, Inc.*	2,195,356
6,079	Crown Castle International Corp.*	262,127
14,981	Ericsson, L.M. Telefonaktiebolaget, ADR (Sweden)	164,641
6,000	France Telecom SA (France)	144,177
40	KDDI Corp. (Japan)	215,484
46,070	M1 Ltd. (Singapore)	79,020
1,419	NICE Systems Ltd., ADR (Israel)*	47,522
7,370	NII Holdings, Inc.*	308,140
5,000	Nippon Telegraph & Telephone Corp. (Japan)	227,103
10,600	Nokia Oyj (Finland)	114,485
130	NTT DoCoMo, Inc. (Japan)	218,902
9,810	QUALCOMM, Inc.	442,725

11,244	Rogers Communications, Inc. (Class B Stock) (Canada)	409,844
1,200	SBA Communications Corp. (Class A Stock)*	47,112
240	Swisscom AG (Switzerland)	100,263
127,800	Telecom Italia SpA (Italy)	196,016
20,400	Telefonica SA (Spain)	550,822
42,000	Telstra Corp. Ltd. (Australia)	109,846
108,800	Vodafone Group PLC (United Kingdom)	296,111

		6,753,864

Textiles, Apparel & Luxury Goods 0.2%
3,500	Jones Group, Inc. (The)	50,610
6,650	Phillips-Van Heusen Corp.	407,911
41,000	Yue Yuen Industrial Holdings Ltd. (Bermuda)	147,047

		605,568

Thrifts & Mortgage Finance
2,875	Washington Federal, Inc.	43,211

Tobacco 0.6%
15,400	Altria Group, Inc.	391,468
10,708	British American Tobacco PLC (United Kingdom)	408,362
16,060	Philip Morris International, Inc.	939,510

		1,739,340

Trading Companies & Distributors
600	Watsco, Inc.	33,582
1,625	WESCO International, Inc.*	69,582

		103,164

Transportation 1.0%
800	Bristow Group, Inc.*	31,024
4,970	Canadian National Railway Co. (Canada)	321,912
3,600	Go-Ahead Group PLC (United Kingdom)	78,682
74	Orient Overseas International Ltd. (Bermuda)	649
26,000	Sankyu, Inc. (Japan)	109,209
28,940	Union Pacific Corp.	2,537,459

		3,078,935

Utilities 0.2%
6,800	E.ON AG (Germany)	212,947
8,178	PG&E Corp.	391,072

		604,019

Wireless Telecommunication Services 0.5%
20,090	American Tower Corp. (Class A Stock)*	1,036,845
1,500	Syniverse Holdings, Inc.*	45,735
19,300	Vodafone Group PLC, ADR (United Kingdom)	530,943

		1,613,523

	TOTAL COMMON STOCKS (cost $156,106,274)	193,488,597

PREFERRED STOCK 0.1%
Financial — Bank & Trust
	7,950	Wells Fargo & Co., Series J, 8.00%, CVT (cost $151,656)*	214,730

	Units
RIGHTS*(f)
Banks
	1,816	Standard Chartered PLC, expiring 11/05/10 (United Kingdom)	15,292

Miscellaneous Manufacturing
	1,000	AGFA-Gevaert NV, expiring 11/04/10 (Belgium)	335

		TOTAL RIGHTS (cost $0)	15,627

Moody’s Ratings†	Principal Amount (000)#
ASSET-BACKED SECURITIES 0.8%
AAA(b)	EUR 565	Magnolia Funding Ltd., Series 2010-1A, Class A1, 144A 3.00%, 04/20/17	785,479
Aaa	$1,681	SLM Student Loan Trust, Series 2008-9, Class A 1.788%(a), 04/25/23	1,739,378

		TOTAL ASSET-BACKED SECURITIES (cost $2,432,565)	2,524,857

BANK LOANS(a)(c) 0.5%
		Ford Motor Corp., Term B1
Baa3	91	3.01%, 12/15/13	89,559
Baa3	22	3.01%, 12/15/13	22,123
Baa3	106	3.04%, 12/15/13	105,346
Baa3	228	3.05%, 12/15/13	225,245
Ba2	500	International Lease Finance Corp., Term B1 6.75%, 03/17/15	511,518
		TXU Corp., Term B3
B2	679	3.76%, 10/10/14	532,356
B2	2	3.79%, 10/10/14	1,376

		TOTAL BANK LOANS (cost $1,587,908)	1,487,523

COMMERCIAL MORTGAGE-BACKED SECURITIES 0.2%
Aaa	336	Bear Stearns Commercial Mortgage Securities, Series 2006-BBA7, Class A1, 144A 0.366%(a), 03/15/19	323,075
Aaa	242	Federal National Mortgage Assoc., Series 1998-73, Class MZ 6.30%, 10/17/38	276,107

		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $575,237)	599,182

CONVERTIBLE BOND 0.2%
Oil & Gas 0.2%
Baa3	700	Transocean, Inc., Sr. Unsec’d. Notes (Switzerland) (cost $696,233) 1.625%, 12/15/37	697,375

CORPORATE BONDS 11.1%
Automobile Manufacturers
A3	100	Daimler Finance North America LLC, Gtd. Notes, MTN 5.75%, 09/08/11	104,104

Capital Markets 0.5%
A2	200	Goldman Sachs Group, Inc. (The), Sub. Notes 6.75%, 10/01/37	209,709
A2	1,300	Morgan Stanley, Sr. Unsec’d. Notes, MTN 5.75%, 10/18/16	1,420,093

			1,629,802

Commercial Banks 0.5%
Baa1	1,120	Barclays Bank PLC, Sub. Notes, 144A (United Kingdom) 10.179%, 06/12/21	1,492,736

Consumer Finance 0.2%
A3	600	American Express Co., Sr. Unsec’d. Notes 7.00%, 03/19/18	720,690

Diversified Financial Services 2.2%
A2	1,000	Bank of America Corp., Sr. Unsec’d. Notes 6.00%, 09/01/17	1,075,934
Aa3	900	Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes 6.40%, 10/02/17	1,049,576
A3	2,100	Citigroup, Inc., Sr. Unsec’d. Notes 5.50%, 04/11/13	2,273,607
Ba3	500	International Lease Finance Corp., Sr. Sec’d. Notes, 144A 7.125%, 09/01/18	550,000
Aa3	700	JPMorgan Chase & Co., Sr. Unsec’d. Notes 4.25%, 10/15/20	705,107
Aa2	900	JPMorgan Chase Bank NA, Sub. Notes 6.00%, 10/01/17	1,024,254

			6,678,478

Financial — Bank & Trust 1.6%
B3	1,000	Ally Financial, Inc., Gtd. Notes, 144A 8.00%, 03/15/20	1,105,000
B3	100	Sr. Unsec’d. Notes 8.00%, 11/01/31	108,823
A2	400	American Express Bank FSB, Sr. Unsec’d. Notes 5.50%, 04/16/13	436,230
A3	1,100	American International Group, Inc., Sr. Unsec’d. Notes 8.25%, 08/15/18	1,313,125

Aa3	600	Lloyds TSB Bank PLC, (United Kingdom) Bank Gtd. Notes, 144A, MTN 4.375%, 01/12/15	629,060
Ba1	1,000	Jr. Sub. Notes, 144A 12.00%(a), 12/29/49	1,191,603

			4,783,841

Financial Services 2.0%
Ba2	500	Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes 5.625%, 09/15/15	530,423
NR	500	Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(d) 6.875%, 05/02/18	114,375
A2	2,800	Merrill Lynch & Co., Inc., Notes, MTN 6.875%, 04/25/18	3,142,591
Baa2	1,000	TNK-BP Finance SA, Gtd. Notes (Luxembourg) 7.50%, 03/13/13	1,083,750
Aa3	500	UBS AG, (Switzerland) Sr. Unsec’d. Notes 4.875%, 08/04/20	536,071
Aa3	500	Sr. Unsec’d. Notes, MTN 1.439%(a), 02/23/12	503,942

			5,911,152

Food Products 0.3%
Baa2	900	WM Wrigley Jr. Co., Sec’d. Notes, 144A 2.45%, 06/28/12	909,089

Industrial Conglomerates 1.0%
Aa2	2,200	General Electric Capital Corp., Notes, MTN 5.625%, 09/15/17	2,466,739
Aa2	400	Sr. Unsec’d. Notes, MTN 5.875%, 01/14/38	406,795
Aa3	GBP 100	Sub. Notes, 144A 6.50%(a), 09/15/67	149,019

			3,022,553

Lodging 0.3%
Baa2	900	Hyatt Hotels Corp., Sr. Unsec’d. Notes, 144A 5.75%, 08/15/15	973,997

Medical Supplies & Equipment 0.2%
B2	600	HCA, Inc., Sec’d. Notes 9.25%, 11/15/16	649,500

Oil, Gas & Consumable Fuels 1.0%
A2	600	BP Capital Markets PLC, Gtd. Notes (United Kingdom) 3.125%, 10/01/15	615,782
A2	400	4.50%, 10/01/20	414,330
Baa1	800	Gaz Capital SA, Sr. Unsec’d. Notes (Luxembourg) 9.25%, 04/23/19	992,000
Ba1	800	Pride International, Inc., Sr. Unsec’d. Notes 6.875%, 08/15/20	906,000

			2,928,112

Paper & Forest Products 0.2%
		Georgia-Pacific LLC, Gtd. Notes, 144A
Ba2	300	7.00%, 01/15/15	313,125
Ba2	400	7.125%, 01/15/17	430,000

			743,125

Real Estate Investment Trusts 0.1%
Baa2	200	Nationwide Health Properties, Inc., Sr. Unsec’d. Notes 6.50%, 07/15/11	207,031

Telecommunications 0.4%
Baa3	1,000	Embarq Corp., Sr. Unsec’d. Notes 7.082%, 06/01/16	1,141,837

Tobacco 0.4%
Baa1	800	Altria Group, Inc., Gtd. Notes 9.25%, 08/06/19	1,098,379

Utilities 0.2%
A1	500	Korea Electric Power Corp., Sr. Unsec’d. Notes, 144A (South Korea) 3.00%, 10/05/15	504,911

		TOTAL CORPORATE BONDS (cost $31,192,940)	33,499,337

FOREIGN GOVERNMENT BONDS 1.6%
		Australia Government Bond, Sr. Unsec’d. Notes (Australia)
Aaa	AUD 1,900	4.75%, 06/15/16	1,832,199
Aaa	AUD 600	6.00%, 02/15/17	615,363
Aaa	CAD 200	Canadian Government, Bonds (Canada) 1.50%, 03/01/12	196,672
Aa1	900	Province of Ontario Canada, Sr. Unsec’d. Notes (Canada) 2.70%, 06/16/15	946,503
Baa3	BRL 1,800	Republic of Brazil, Sr. Unsec’d. Notes (Brazil) 12.50%, 01/05/22	1,278,833

		TOTAL FOREIGN GOVERNMENT BONDS (cost $4,403,818)	4,869,570

MUNICIPAL BONDS 1.3%
California 0.6%
Aa3	500	California State Public Works Board Lease Revenue, Revenue Bonds 7.804%, 03/01/35	517,400
		State of California, General Obligation Unlimited
A1	400	5.00%, 06/01/37	400,872
A1	800	5.00%, 11/01/37	801,872
A1	200	5.00%, 12/01/37	200,464

			1,920,608

Illinois 0.7%
Aa3	1,100	Chicago Transit Authority, Series A, Revenue Bonds 6.899%, 12/01/40	1,145,287
Aa3	800	Chicago Transit Authority, Series B, Revenue Bonds 6.899%, 12/01/40	832,936

			1,978,223

Texas
Aaa	100	Texas State Transportation Commission, Revenue Bonds 5.178%, 04/01/30	103,206

		TOTAL MUNICIPAL BONDS (cost $3,898,009)	4,002,037

RESIDENTIAL MORTGAGE-BACKED SECURITIES 1.5%
AAA(b)	39	Bank Trust Mortgage Trust, Series 1, Class G 5.70%, 12/01/23	39,392
Caa1	167	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-4, Class 23A2 2.879%(a), 05/25/35	142,128
CCC(b)	486	Countrywide Alternative Loan Trust, Series 2006-HY13, Class 4A1 5.748%(a), 02/25/37	351,970
Caa2	490	Series 2006-OA11, Class A1B 0.446%(a), 09/25/46	296,920
Aaa	103	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T-61, Class 1A1 1.753%(a), 07/25/44	103,666
Aaa	23	Series 119, Class H 7.50%, 01/15/21	26,433
Aaa	7	Federal National Mortgage Assoc., Series 2000-32, Class FM 0.706%(a), 10/18/30	7,405
Aaa	523	Series 2006-5, Class 3A2 2.686%(a), 05/25/35	561,452
Aaa	4	Series 2266, Class F 0.706%(a), 11/15/30	3,657
Aaa	21	Government National Mortgage Assoc., Series 2000-9, Class FH 0.756%(a), 02/16/30	21,322
AAA(b)	267	GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1 2.895%(a), 09/25/35	256,624
CCC(b)	564	Series 2005-AR7, Class 4A1 5.317%(a), 11/25/35	477,972
Caa1	529	Harborview Mortgage Loan Trust, Series 2006-5, Class 2A1A 0.436%(a), 07/19/46	310,861
Ca	437	Series 2006-12, Class 2A2B 0.506%(a), 01/19/38	118,978
Caa3	466	Indymac Index Mortgage Loan Trust, Series 2007-FLX2, Class A2 0.446%(a), 04/25/37	107,927
Aaa	583	Washington Mutual Mortgage Pass-Through Certificates, Series 2003-R1, Class A1 0.796%(a), 12/25/27	512,902
NR	600	Series 2003-R1, Class X, IO, 144A 12.017%(e), 12/25/27	33,005
CCC(b)	461	Series 2007-HY1, Class 2A3 5.743%(a), 02/25/37	340,127
CCC(b)	485	Series 2007-HY2, Class 1A1 5.33%(a), 12/25/36	376,355
B3	495	Series 2007-OA3, Class 2A1A 1.113%(a), 04/25/47	314,367

		TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $4,824,191)	4,403,463

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS 11.4%
	Federal Home Loan Mortgage Corp.
132	3.465%(a), 09/01/35	138,909
112	5.50%, 12/01/36	120,449
111	6.00%, 04/01/16-07/01/17	121,472
	Federal National Mortgage Assoc.
164	1.57%(a), 06/01/43	164,708
148	2.653%(a), 12/01/34	152,304
5,987	4.00%, 01/01/40-09/01/40	6,178,737
6,000	4.00%, TBA	6,285,000
5,000	4.00%, TBA	5,154,690
51	4.111%(a), 05/01/36	51,455
1,524	4.50%, 02/01/23-09/01/24	1,615,513
1,000	4.50%, TBA	1,057,500
10,000	4.50%, TBA	10,496,880
69	4.858%(a), 09/01/34	71,966
552	5.50%, 07/01/14-06/01/36	594,848
1,890	6.00%, 09/01/37	2,053,233
	Government National Mortgage Assoc.
15	3.125%, 10/20/27-11/20/29	14,981
5	3.625%(a), 09/20/22	4,936
37	4.50%, 08/15/33	39,430
6	8.50%, 05/20/30-04/20/31	7,181

	TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $34,116,160)	34,324,192

U.S. TREASURY OBLIGATIONS 3.4%
	U.S. Treasury Bonds
1,700	3.875%, 08/15/40	1,663,875
400	4.375%, 11/15/39	425,938
500	6.25%, 08/15/23	668,438
100	7.50%, 11/15/24	149,047
100	7.625%, 02/15/25	150,813
1,400	8.125%, 05/15/21	2,095,625
100	8.50%, 02/15/20	150,031
	U.S. Treasury Inflationary Indexed Bonds, TIPS
1,100	1.25%, 07/15/20(g)	1,182,380
1,100	2.125%, 02/15/40	1,301,098
	U.S. Treasury Notes
1,800	1.875%, 09/30/17(g)	1,799,438
100	2.375%, 08/31/14	105,977
200	2.50%, 04/30/15	213,078
400	2.75%, 05/31/17	424,031

	TOTAL U.S. TREASURY OBLIGATIONS (cost $9,940,446)	10,329,769

	TOTAL LONG-TERM INVESTMENTS (cost $249,925,437)	290,456,259

SHORT-TERM INVESTMENTS 10.8%
REPURCHASE AGREEMENTS(i) 8.0%
9,900	Barclays Capital, Inc., 0.24%, dated 10/29/10, due 11/01/10 in the amount of $9,900,198		9,900,000
4,200	Credit Suisse Securities (USA) LLC, 0.23%, dated 10/29/10, due 11/01/10 in the amount of $4,200,081		4,200,000
9,900	JPMorgan Securities LLC, 0.23%, dated 10/29/10, due 11/01/10 in the amount of $9,900,190		9,900,000

	TOTAL REPURCHASE AGREEMENTS (cost $24,000,000)		24,000,000

Shares
AFFILIATED MONEY MARKET MUTUAL FUND 2.8%
8,389,516	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $8,389,516)(h)		8,389,516

	TOTAL SHORT-TERM INVESTMENTS (cost $32,389,516)		32,389,516

	TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN(l) — 107.2% (cost $282,314,953)(k)		322,845,775

Notional Amount (000)#		Counterparty
OPTIONS WRITTEN(j)*
Call Options
1,000	90 Day Euro Dollar, expiring 12/13/10, Strike Price $99.50		(475)
2,700	5 Year CDX North American IG 14, expiring 12/15/10, Strike Price $0.90	Morgan Stanley	(9,293)
1,300	expiring 12/15/10, Strike Price $0.90	Morgan Stanley	(3,760)
2,800	10 Year U.S. Treasury Note Futures, expiring 11/26/10, Strike Price $129.00		(4,375)
2,400	Option on forward 2 year swap rate, expiring 11/14/11, Strike Price $1.09	Morgan Stanley	(25,169)

			(43,072)

Put Options
1,000	90 Day Euro Dollar, expiring 12/13/10, Strike Price $99.50		(37)
2,700	5 Year CDX North American IG 14, expiring 12/15/10, Strike Price $1.50	Credit Suisse First Boston Corp.	(341)
1,300	expiring 12/15/10, Strike Price $1.50	Credit Suisse First Boston Corp.	(146)
2,800	10 Year U.S. Treasury Note Futures, expiring 12/26/10, Strike Price $125.00		(14,000)

	Interest Rate Swap Options,
900	Receive a fixed rate of 2.75% and Pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Deutshe Bank	(3,829)
600	Receive a fixed rate of 3.00% and Pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Bank of America	(1,990)
1,500	Receive a fixed rate of 3.00% and Pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Barclays Capital Group	(4,976)
1,100	Receive a fixed rate of 3.00% and Pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Citigroup Global Markets	(3,649)
1,600	Receive a fixed rate of 10.00% and Pay a floating rate based on 3-month LIBOR, expiring 07/10/12	Morgan Stanley	(354)
2,000	Receive a fixed rate of 2.25% and Pay a floating rate based on 3-month LIBOR, expiring 09/24/12	Bank of America	(8,640)
1,800	Receive a fixed rate of 2.25% and Pay a floating rate based on 3-month LIBOR, expiring 09/24/12	Citigroup Global Markets	(7,776)
500	Receive a fixed rate of 2.25% and Pay a floating rate based on 3-month LIBOR, expiring 09/24/12	Morgan Stanley	(2,160)
700	Receive a fixed rate of 2.25% and Pay a floating rate based on 3-month LIBOR, expiring 09/24/12	UBS Securities	(3,024)

			(50,922)

	TOTAL OPTIONS WRITTEN (premiums received $153,318)		(93,994)

	TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 107.2% (cost $282,161,635)		322,751,781
	Other liabilities in excess of other assets(m) — (7.2)%		(21,725,271)

	NET ASSETS — 100%		$301,026,510

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
CVA	Certificate Van Aandelen
CVT	Convertible Security
FSB	Federal Savings Bank
IO	Interest Only Security
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
PRFC	Preference Shares
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
SGD	Singapore Dollar
TWD	New Taiwanese Dollar
#	Principal and notional amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.

†	The ratings reflected are as of October 31, 2010. Ratings of certain bonds may have changed subsequent to that date.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2010.
(b)	Standard & Poor’s rating.
(c)	Indicates a security or securities that have been deemed illiquid.
(d)	Represents issuer in default on interest payments. Non-income producing security.
(e)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at October 31, 2010.
(f)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of October 31, 2010.
(g)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(h)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(i)	Repurchase agreements are collateralized by United States Treasuries or federal agency obligations.
(j)	The amount represent fair value of derivative instruments subject to interest rate contract risk exposure of $(80,454) and credit contracts risk exposure of $(13,540) as of October 31, 2010.
(k)	The United States federal income tax basis of the Portfolio’s investments was $295,600,496; accordingly, net unrealized appreciation on investments for federal income tax purposes was $27,245,279 (gross unrealized appreciation $32,959,125; gross unrealized depreciation $5,713,846). The difference between book and tax basis is primarily attributable to deferred losses on wash sales, straddles and investments in passive foreign investment companies as of the most recent fiscal year end.
(l)	As of October 31, 2010, 2 securities representing $72,397 and 0.0% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(m)	Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts and interest rate and credit default swap agreements as follows:

Futures contracts open at October 31, 2010:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at October 31, 2010	Unrealized Depreciation(1)(2)

	Long Positions:
19	90 Day Euro EURIBOR	Jun. 2011	$6,530,780	$6,522,499	$(8,281)
6	10 Year Euro-Bund	Dec. 2010	1,100,391	1,079,180	(21,211)

					$(29,492)

(1)	Cash of $32,000 and U.S. Treasury Securities with a market value of $62,065 has been segregated to cover requirements for open futures contracts as of October 31, 2010
(2)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of October 31, 2010.

Forward foreign currency exchange contracts outstanding at October 31, 2010:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Brazilian Real,
Expiring 12/02/10	Citigroup Global Markets	BRL	1,816	$1,085,007	$1,060,415	$(24,592)
British Pound,
Expiring 11/18/10	Morgan Stanley	GBP	424	652,894	678,497	25,603
Canadian Dollar,
Expiring 11/18/10	Barclays Capital Group	CAD	270	262,532	264,611	2,079
Expiring 11/18/10	UBS Securities	CAD	84	81,601	82,323	722

Chinese Yuan,
Expiring 11/17/10	Deutsche Bank	CNY	5,504	829,338	825,422	(3,916)
Expiring 11/17/10	Goldman Sachs & Co.	CNY	2,480	374,000	371,954	(2,046)
Expiring 11/23/10	Bank of America	CNY	5,811	873,946	871,487	(2,459)
Expiring 11/23/10	Barclays Capital Group	CNY	404	61,000	60,650	(350)
Expiring 01/10/11	JPMorgan Chase	CNY	347	52,000	52,218	218
Expiring 04/07/11	JPMorgan Chase	CNY	40	6,000	6,017	17
Expiring 04/28/11	Citigroup Global Markets	CNY	205	31,000	31,046	46
Expiring 04/28/11	JPMorgan Chase	CNY	251	38,000	38,062	62
Expiring 06/15/11	Hong Kong & Shanghai Bank	CNY	1,064	160,000	161,570	1,570
Expiring 09/14/11	Citigroup Global Markets	CNY	332	50,000	50,700	700
Expiring 09/14/11	Royal Bank of Scotland	CNY	206	31,000	31,386	386
Expiring 09/14/11	UBS Securities	CNY	497	75,000	75,935	935
Expiring 11/04/11	Deutsche Bank	CNY	441	69,000	67,513	(1,487)
Expiring 11/15/11	Deutsche Bank	CNY	689	104,000	105,645	1,645
Expiring 02/13/12	Barclays Capital Group	CNY	3,295	512,131	509,669	(2,462)
Expiring 02/13/12	Barclays Capital Group	CNY	895	138,833	138,488	(345)
Expiring 02/13/12	Citigroup Global Markets	CNY	2,705	420,875	418,396	(2,479)
Expiring 02/13/12	Citigroup Global Markets	CNY	1,904	295,697	294,482	(1,215)
Expiring 02/13/12	Citigroup Global Markets	CNY	853	132,296	131,947	(349)
Expiring 02/13/12	Deutsche Bank	CNY	848	131,673	131,244	(429)
Expiring 02/13/12	Deutsche Bank	CNY	816	126,631	126,228	(403)
Expiring 02/13/12	JPMorgan Chase	CNY	1,035	161,000	160,176	(824)
Expiring 02/13/12	JPMorgan Chase	CNY	863	133,950	133,524	(426)
Expiring 02/13/12	UBS Securities	CNY	681	105,805	105,403	(402)
Euro,
Expiring 11/03/10	UBS Securities	EUR	5	7,493	7,487	(6)
Expiring 11/23/10	Barclays Capital Group	EUR	192	254,249	267,150	12,901
Expiring 11/23/10	Royal Bank of Scotland	EUR	327	416,341	454,990	38,649
Expiring 01/25/11	State Street Bank	EUR	712	968,878	990,325	21,447

Indian Rupee,
Expiring 01/12/11	Barclays Capital Group	INR	1,691	36,000	37,510	1,510
Expiring 01/12/11	Hong Kong & Shanghai Bank	INR	9,261	197,000	205,394	8,394
Expiring 01/12/11	Morgan Stanley	INR	3,007	64,000	66,684	2,684
Malaysian Ringgit,
Expiring 02/07/11	Deutsche Bank	MYR	9	2,898	2,871	(27)
Mexican Peso,
Expiring 02/22/11	Barclays Capital Group	MXN	415	32,305	33,293	988
New Taiwanese Dollar,
Expiring 01/14/11	Deutsche Bank	TWD	2,788	90,125	91,173	1,048
Expiring 01/14/11	Deutsche Bank	TWD	849	26,973	27,767	794
Expiring 01/14/11	JPMorgan Chase	TWD	2,227	70,519	72,827	2,308
Expiring 01/14/11	Morgan Stanley	TWD	3,428	109,085	112,102	3,017
Expiring 01/14/11	UBS Securities	TWD	1,857	58,589	60,727	2,138
Singapore Dollar,
Expiring 11/12/10	Citigroup Global Markets	SGD	171	130,000	132,322	2,322
Expiring 11/12/10	Credit Suisse First Boston Corp.	SGD	118	90,000	91,475	1,475
Expiring 11/12/10	Credit Suisse First Boston Corp.	SGD	12	9,000	9,159	159
Expiring 11/12/10	Hong Kong & Shanghai Bank	SGD	171	130,000	132,181	2,181
Expiring 11/12/10	Royal Bank of Scotland	SGD	158	120,000	122,143	2,143
Expiring 06/09/11	Deutsche Bank	SGD	410	314,268	316,796	2,528
Expiring 06/09/11	Deutsche Bank	SGD	221	169,610	170,513	903
South Korean Won,
Expiring 11/12/10	Citigroup Global Markets	KRW	58,095	50,000	51,596	1,596
Expiring 11/12/10	Citigroup Global Markets	KRW	57,735	50,000	51,277	1,277
Expiring 11/12/10	Citigroup Global Markets	KRW	23,356	20,000	20,743	743
Expiring 11/12/10	Citigroup Global Markets	KRW	23,180	20,000	20,587	587
Expiring 11/12/10	Deutsche Bank	KRW	46,504	40,000	41,302	1,302
Expiring 11/12/10	Goldman Sachs & Co.	KRW	23,460	20,000	20,836	836
Expiring 11/12/10	JPMorgan Chase	KRW	116,545	98,625	103,508	4,883

Expiring 11/12/10	JPMorgan Chase	KRW	103,118	90,000	91,583	1,583
Expiring 11/12/10	JPMorgan Chase	KRW	58,493	50,000	51,949	1,949
Expiring 11/12/10	Morgan Stanley	KRW	103,599	90,000	92,010	2,010
Expiring 11/12/10	Royal Bank of Scotland	KRW	98,900	81,222	87,837	6,615
Expiring 11/12/10	UBS Securities	KRW	301,857	266,000	268,091	2,091
Expiring 11/12/10	Barclays Capital Group	KRW	117,994	95,712	104,795	9,083
Expiring 11/12/10	Barclays Capital Group	KRW	102,430	86,271	90,972	4,701
Expiring 11/12/10	Citigroup Global Markets	KRW	217,170	180,494	192,877	12,383
Expiring 11/12/10	Citigroup Global Markets	KRW	58,463	50,000	51,923	1,923
Expiring 11/12/10	Citigroup Global Markets	KRW	58,380	50,000	51,850	1,850
Expiring 01/19/11	Hong Kong & Shanghai Bank	KRW	278,382	249,000	246,567	(2,433)
Expiring 01/19/11	Morgan Stanley	KRW	324,278	290,000	287,218	(2,782)
Expiring 01/19/11	Morgan Stanley	KRW	50,324	45,000	44,572	(428)
Expiring 05/09/11	Barclays Capital Group	KRW	51,300	45,669	45,361	(308)
Expiring 05/09/11	Citigroup Global Markets	KRW	199,100	176,273	176,049	(224)
Expiring 05/09/11	Citigroup Global Markets	KRW	179,000	159,565	158,276	(1,289)
Expiring 05/09/11	Citigroup Global Markets	KRW	123,000	109,821	108,759	(1,062)
Expiring 05/09/11	Goldman Sachs & Co.	KRW	41,383	36,467	36,592	125
Expiring 05/09/11	Hong Kong & Shanghai Bank	KRW	97,000	86,407	85,770	(637)
Expiring 05/09/11	JPMorgan Chase	KRW	223,800	197,349	197,889	540
Expiring 05/09/11	Royal Bank of Scotland	KRW	194,000	171,476	171,539	63

				$13,197,893	$13,342,225	$144,332

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar,
Expiring 12/03/10	Deutsche Bank	AUD	2,575	$2,524,911	$2,511,653	$13,258
Brazilian Real,
Expiring 12/02/10	Hong Kong & Shanghai Bank	BRL	1,816	1,011,790	1,060,415	(48,625)
Expiring 03/02/11	Citigroup Global Markets	BRL	1,816	1,064,711	1,041,575	23,136

British Pound,
Expiring 11/18/10	Morgan Stanley	GBP	225	327,086	360,477	(33,391)
Expiring 11/18/10	Morgan Stanley	GBP	199	286,606	318,020	(31,414)
Expiring 12/20/10	UBS Securities	GBP	524	816,295	839,279	(22,984)
Canadian Dollar,
Expiring 11/18/10	Royal Bank of Scotland	CAD	201	196,341	196,988	(647)
Chinese Yuan,
Expiring 11/17/10	Barclays Capital Group	CNY	3,295	491,575	494,046	(2,471)
Expiring 11/17/10	Barclays Capital Group	CNY	1,986	295,697	297,759	(2,062)
Expiring 11/17/10	Citigroup Global Markets	CNY	2,705	403,904	405,570	(1,666)
Expiring 11/23/10	Barclays Capital Group	CNY	932	138,833	139,835	(1,002)
Expiring 11/23/10	Citigroup Global Markets	CNY	888	132,296	133,233	(937)
Expiring 11/23/10	Deutsche Bank	CNY	884	131,673	132,606	(933)
Expiring 11/23/10	Deutsche Bank	CNY	851	126,631	127,585	(954)
Expiring 11/23/10	JPMorgan Chase	CNY	1,079	161,000	161,754	(754)
Expiring 11/23/10	JPMorgan Chase	CNY	900	133,950	134,939	(989)
Expiring 11/23/10	UBS Securities	CNY	681	101,321	102,184	(863)
Euro,
Expiring 11/23/10	Credit Suisse First Boston Corp.	EUR	5	6,356	6,957	(601)
Expiring 11/23/10	Deutsche Bank	EUR	1,591	2,037,483	2,213,727	(176,244)
Expiring 11/23/10	Royal Bank of Scotland	EUR	47	65,736	65,396	340
Expiring 01/25/11	State Street Bank	EUR	712	916,178	990,325	(74,147)
Indian Rupee,
Expiring 03/09/11	Barclays Capital Group	INR	139	3,000	3,056	(56)
Expiring 03/09/11	UBS Securities	INR	473	10,216	10,406	(190)
Japanese Yen,
Expiring 12/06/10	Royal Bank of Scotland	JPY	25,157	308,533	312,731	(4,198)
Expiring 12/06/10	Royal Bank of Scotland	JPY	2,301	27,532	28,604	(1,072)
Mexican Peso,
Expiring 11/30/10	State Street Bank	MXN	6,050	456,548	488,915	(32,367)
Singapore Dollar,
Expiring 11/12/10	Deutsche Bank	SGD	410	314,224	316,777	(2,553)
Expiring 11/12/10	Deutsche Bank	SGD	221	169,583	170,502	(919)

South Korean Won,
Expiring 11/12/10	Barclays Capital Group	KRW	104,109	87,930	92,463	(4,533)
Expiring 11/12/10	Barclays Capital Group	KRW	51,300	45,816	45,562	254
Expiring 11/12/10	Citigroup Global Markets	KRW	199,100	176,726	176,828	(102)
Expiring 11/12/10	Citigroup Global Markets	KRW	179,000	160,322	158,977	1,345
Expiring 11/12/10	Citigroup Global Markets	KRW	123,000	110,116	109,241	875
Expiring 11/12/10	Citigroup Global Markets	KRW	101,613	85,876	90,246	(4,370)
Expiring 11/12/10	Goldman Sachs & Co.	KRW	41,383	36,603	36,754	(151)
Expiring 11/12/10	Hong Kong & Shanghai Bank	KRW	97,000	86,801	86,150	651
Expiring 11/12/10	JPMorgan Chase	KRW	223,800	197,703	198,765	(1,062)
Expiring 11/12/10	Royal Bank of Scotland	KRW	194,000	172,108	172,299	(191)
Expiring 11/12/10	Royal Bank of Scotland	KRW	101,754	86,065	90,372	(4,307)
Expiring 11/12/10	Royal Bank of Scotland	KRW	76,616	65,000	68,045	(3,045)
Expiring 11/12/10	Royal Bank of Scotland	KRW	76,603	65,000	68,034	(3,034)
Swiss Franc,
Expiring 11/03/10	UBS Securities	CHF	7	7,493	7,488	5

				$14,043,568	$14,466,538	$(422,970)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure of October 31, 2010.

Interest rate swap agreements outstanding at October 31, 2010:

Counterparty	Termination Date	Notional Amount (000)#			Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)
Citigroup, Inc.(2)	11/02/15	$		4,200	1.60%	3 Month LIBOR	$—	$—	$—
Barclays Bank PLC(1)	12/15/17		AUD	500	5.50%	6 month Australian Bank Bill rate	(3,507)	(2,470)	(1,037)
Deutsche Bank(1)	12/15/17		AUD	300	5.50%	6 month Australian Bank Bill rate	(2,104)	(1,324)	(780)
Barclays Capital, Inc.(1)	01/02/14		BRL	2,800	11.99%	Brazilian interbank lending rate	24,022	762	23,260
Goldman Sachs & Co.(1)	01/02/14		BRL	5,900	11.96%	Brazilian interbank lending rate	48,457	(7,624)	56,081
Merrill Lynch & Co.(1)	01/02/14		BRL	4,000	11.86%	Brazilian interbank lending rate	13,358	5,990	7,368
Morgan Stanley & Co.(1)	01/02/13		BRL	3,600	11.98%	Brazilian interbank lending rate	31,636	26,959	4,677

							$111,862	$22,293	$89,569

(1)	Fund pays the floating rate and receives the fixed rate.
(2)	Fund pays the fixed rate and receives the floating rate.
(3)	The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of October 31, 2010.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at October 31, 2010:

Counterparty	Termination Date	Notional Amount (000)(4)#	Fixed Rate	Reference Entity/Obligation	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Depreciation(6)
Credit default swaps on credit indices - Sell Protection (1):
Morgan Stanley & Co.	12/20/15	$530	0.46%	Dow Jones CDX IG5 10Y Index	$(56,197)	$—	$(56,197)
Morgan Stanley & Co.	12/20/15	1,900	0.46%	Dow Jones CDX IG5 10Y Index	(200,976)	—	(200,976)

					$(257,173)	$—	$(257,173)

Counterparty	Termination Date	Notional Amount (000)(4)#	Fixed Rate	Reference Entity/Obligation	Implied Credit Spread at October 31, 2010(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation(6)
Credit default swaps on corporate and/or sovereign issues - Sell Protection (1):
Goldman Sachs & Co.	12/20/10	$400	1.00%	Sprint Nextel Corp., 6.00%, due 12/01/16	0.684%	$652	$(515)	$1,167

The Fund entered into credit default swap agreements on corporate issues, sovereign issues, asset-backed securities and credit indices as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

Counterparty	Termination Date	Notional Amount (000)(4)#	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
Credit default swaps - Buy Protection (2):
Citigroup, Inc.	06/20/15	$200	5.00%	Dow Jones CDX HY14 Index	$(5,002)	$14,921	$(19,923)
Deutsche Bank	06/20/15	100	5.00%	Dow Jones CDX HY14 Index	(2,501)	7,003	(9,504)
Merrill Lynch & Co.	12/20/11	272	0.00%	Dow Jones CDX HY7 Index	44,674	22,910	21,764
Deutsche Bank	06/20/18	1,839	1.50%	Dow Jones CDX IG10 10Y Index	(30,044)	(23,039)	(7,005)
Goldman Sachs & Co.	06/20/18	2,226	1.50%	Dow Jones CDX IG10 10Y Index	(36,369)	(61,464)	25,095
Morgan Stanley & Co.	06/20/18	5,227	1.50%	Dow Jones CDX IG10 10Y Index	(85,388)	(116,542)	31,154
Deutsche Bank	06/20/13	2,226	1.55%	Dow Jones CDX IG10 5Y Index	(40,362)	(5,028)	(35,334)
Morgan Stanley & Co.	12/20/12	700	0.14%	Dow Jones CDX IG5 Index	8,316	—	8,316
Morgan Stanley & Co.	12/20/12	2,700	0.14%	Dow Jones CDX IG5 Index	32,075	—	32,075
Barclays Capital, Inc.	12/20/17	968	0.80%	Dow Jones CDX IG9 10Y Index	29,301	9,379	19,922
Goldman Sachs & Co.	12/20/17	3,872	0.80%	Dow Jones CDX IG9 10Y Index	117,199	24,314	92,885
Merrill Lynch & Co.	12/20/17	1,936	0.80%	Dow Jones CDX IG9 10Y Index	58,600	29,496	29,104
Morgan Stanley & Co.	12/20/17	4,066	0.80%	Dow Jones CDX IG9 10Y Index	123,060	73,797	49,263
Deutsche Bank	03/20/14	300	1.25%	Embarq Corp., 7.08%, due 06/01/16	(3,637)	—	(3,637)
Deutsche Bank	03/20/14	200	1.27%	Embarq Corp., 7.08%, due 06/01/16	(2,562)	—	(2,562)
Deutsche Bank	03/20/14	200	1.43%	Embarq Corp., 7.08%, due 06/01/16	(3,636)	21	(3,657)
Morgan Stanley & Co.	03/20/14	100	1.30%	Embarq Corp., 7.08%, due 06/01/16	(1,385)	10	(1,395)
Citigroup, Inc.	06/20/18	900	1.00%	Merrill Lynch & Co., 5.00%, due 01/15/15	54,740	35,420	19,320
Deutsche Bank	09/20/11	200	0.62%	Nationwide Health, 6.50%, due 07/15/11	(295)	—	(295)
Barclays Capital, Inc.	06/20/11	100	1.00%	Transocean, Inc., 7.375%, due 04/15/18	(414)	388	(802)
Goldman Sachs & Co.	03/20/11	600	1.00%	Transocean, Inc., 7.375%, due 04/15/18	(1,783)	5,589	(7,372)

					$254,587	$17,175	$237,412

(1)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	The amount represents the fair value of derivative instruments subject to credit contracts risk exposure as of October 31, 2010.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities, generally for stocks and mutual funds with daily NAVs

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc., and amortized cost), generally for foreign stocks priced through vendor modeling tools and debt securities

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$193,488,597	$—	$—
Preferred Stocks	214,730	—	—
Rights	15,627	—	—
Asset-Backed Securities	—	2,524,857	—
Bank Loans	—	1,487,523	—
Commercial Mortgage-Backed Securities	—	599,182	—
Convertible Bond	—	697,375	—
Corporate Bonds	—	33,499,337	—
Foreign Government Bonds	—	4,869,570	—
Municipal Bonds	—	4,002,037	—
Residential Mortgage-Backed Securities	—	4,331,066	72,397
U.S. Government Mortgage-Backed Obligations	—	34,324,192	—
U.S. Treasury Obligations	—	10,329,769	—
Repurchase Agreement	—	24,000,000	—
Options Written	(18,887)	(36,398)	(38,709)
Affiliated Money Market Mutual Fund	8,389,516	—	—
Other Financial Instruments*
Futures	(29,492)	—	—
Forward foreign currency exchange contracts	—	(278,638)	—
Interest rate swap agreements	—	89,569	—
Credit default swap agreements	—	(18,594)	—

Total	$202,060,091	$120,420,847	$33,688

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the subadvisers, in consultation with Prudential Investments LLC (“PI” or “Manager”), to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Repurchase Agreements: In connection with transactions in repurchase agreements with the United States financial institutions, it is each Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transactions exceeds one business day, the value of the collateral is marked-to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current exchange rates.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in open end, non exchange-traded mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at fair value.

The Funds invest in the Prudential Core Taxable Money Market Fund, a portfolio of Prudential Investment Portfolios 2. The Prudential Core Taxable Money Market Fund is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on The Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Target Asset Allocation Funds

By (Signature and Title)*	/S/ DEBORAH A. DOCS
Deborah A. Docs
Secretary of the Fund

Date December 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date December 21, 2010

By (Signature and Title)*	/S/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date December 21, 2010

*	Print the name and title of each signing officer under his or her signature.